                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone 1-800-787-7354

                       STATEMENT OF ADDITIONAL INFORMATION

   January 17, 2003 With Respect To Russell Multi-Manager Principal Protected
           Fund Only February 28, 2003 With Respect To All Other Funds

     Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

     This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

     Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

     This Statement incorporates by reference FRIC's Annual Reports to Shareholders for the year ended October 31, 2002. Copies of the Funds' Annual Reports accompany this Statement.

     As of the date of this Statement, FRIC is comprised of 32 Funds, 26 of which commenced operations on the date indicated:

Fund                                                  Fund Inception Date    Prospectus Date
----                                                  -------------------   -----------------
Equity I                                               October 15, 1981     February 28, 2003
Equity II                                              December 28, 1981    February 28, 2003
Equity III                                             November 27, 1981    February 28, 2003
Equity Q                                               May 29, 1987         February 28, 2003
Tax-Managed Large Cap/1/                               October 7, 1996      February 28, 2003
Tax-Managed Mid & Small Cap/4/                         December 1, 1999     February 28, 2003
International                                          January 31, 1983     February 28, 2003
Emerging Markets                                       January 29, 1993     February 28, 2003
Fixed Income I                                         October 15, 1981     February 28, 2003
Fixed Income III                                       January 29, 1993     February 28, 2003
Money Market                                           October 15, 1981     February 28, 2003
Diversified Equity                                     September 5, 1985    February 28, 2003
Special Growth                                         September 5, 1985    February 28, 2003
Equity Income                                          September 5, 1985    February 28, 2003
Quantitative Equity                                    May 15, 1987         February 28, 2003
International Securities                               September 5, 1985    February 28, 2003
Real Estate Securities                                 July 28, 1989        February 28, 2003
Diversified Bond                                       September 5, 1985    February 28, 2003
Short Term Bond/2/                                     October 30, 1981     February 28, 2003
Multistrategy Bond                                     January 29, 1993     February 28, 2003
Tax Exempt Bond/3/                                     September 5, 1985    February 28, 2003
U.S. Government Money Market                           September 5, 1985    February 28, 2003
Tax Free Money Market                                  May 8, 1987          February 28, 2003
Select Growth                                          January 31, 2001     February 28, 2003
Select Value                                           January 31, 2001     February 28, 2003
Russell Multi-Manager Principal Protected ("RMMPP")    January 21, 2003     January 17, 2003

/1/ On or about December 1, 1999, the Equity T Fund was renamed the Tax-Managed Large Cap Fund.
/2/ On or about April 27, 1998, the Volatility Constrained Bond Fund merged into the Fixed Income II Fund. On or about November 9, 1998, the Fixed Income II Fund was renamed the Short Term Bond Fund.
/3/ On or about November 9, 1998, the Limited Volatility Tax Free Fund was renamed the Tax Exempt Bond Fund.
/4/ On or about March 1, 2002, the Tax-Managed Small Cap Fund was renamed the Tax-Managed Mid & Small Cap Fund.

A shareholder of Class I Shares or Class Y Shares of any Fund may enter into a separate agreement with Frank Russell Investment Management Company ("FRIMCo") to obtain certain services from, and pay a separate quarterly individual shareholder investment services fee directly to, FRIMCo. The amount of the fee is based upon the assets subject to the applicable agreement and the services obtained under that agreement. A shareholder of the other Funds does not execute such an agreement to acquire such services and pays no such fees. In each case, FRIMCo may charge fees to a shareholder for non-investment services provided directly to that shareholder.

Each of the Funds (except the U.S. Government Money Market and Tax Free Money Market Funds) presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." Seven of the Funds, the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, are referred to in this Statement as the "Institutional Funds." Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.

Fund                              Class A   Class B   Class C   Class E   Class S   Class I   Class Y
-----------------------------------------------------------------------------------------------------
Equity I                                                           X                   X         X
-----------------------------------------------------------------------------------------------------
Equity II                                                          X                   X         X
-----------------------------------------------------------------------------------------------------
Equity III                                                         X                   X         X
-----------------------------------------------------------------------------------------------------
Equity Q                                                           X                   X         X
-----------------------------------------------------------------------------------------------------
Tax-Managed Large Cap                                    X         X         X
-----------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap                              X         X         X
-----------------------------------------------------------------------------------------------------
International                                                      X                   X         X
-----------------------------------------------------------------------------------------------------
Emerging Markets                                         X         X         X
-----------------------------------------------------------------------------------------------------
Fixed Income I                                                     X                   X         X
-----------------------------------------------------------------------------------------------------
Fixed Income III                                                   X                   X         X
-----------------------------------------------------------------------------------------------------
Money Market                         X                                       X
-----------------------------------------------------------------------------------------------------
Diversified Equity                                       X         X         X
-----------------------------------------------------------------------------------------------------
Special Growth                                           X         X         X
-----------------------------------------------------------------------------------------------------
Equity Income                                            X         X         X
-----------------------------------------------------------------------------------------------------
Quantitative Equity                                      X         X         X
-----------------------------------------------------------------------------------------------------
International Securities                                 X         X         X
-----------------------------------------------------------------------------------------------------
Real Estate Securities                                   X         X         X
-----------------------------------------------------------------------------------------------------
Diversified Bond                                         X         X         X
-----------------------------------------------------------------------------------------------------
Short Term Bond                                          X         X         X
-----------------------------------------------------------------------------------------------------
Multistrategy Bond                                       X         X         X
-----------------------------------------------------------------------------------------------------
Tax Exempt Bond                                          X         X         X
-----------------------------------------------------------------------------------------------------
U.S. Government Money Market                                                 X
-----------------------------------------------------------------------------------------------------
Tax Free Money Market                                                        X
-----------------------------------------------------------------------------------------------------
Select Growth                                            X         X         X         X
-----------------------------------------------------------------------------------------------------
Select Value                                             X         X         X         X
-----------------------------------------------------------------------------------------------------
Russell Multi-Manager Principal      X         X
  Protected
-----------------------------------------------------------------------------------------------------

                                TABLE OF CONTENTS

             CERTAIN TERMS USED IN THIS STATEMENT ARE DEFINED IN THE
                        GLOSSARY, WHICH BEGINS ON PAGE 95

                                                                            Page
STRUCTURE AND GOVERNANCE
      Organization and Business History..................................    1
      Shareholder Meetings...............................................    1
      Controlling Shareholders...........................................    2
      Trustees and Officers..............................................    9

OPERATION OF FRIC
      Service Providers..................................................   16
      Consultant.........................................................   16
      Advisor and Administrator..........................................   16
      Money Managers.....................................................   19
      Approval of Investment Advisory Agreement..........................   20
      Distributor........................................................   22
      Custodian and Portfolio Accountant.................................   23
      Transfer and Dividend Disbursing Agent.............................   23
      Order Placement Designees..........................................   23
      Independent Accountants............................................   24
      Russell Multi-Manager Principal Protected ("RMMPP") Fund...........   24
      Code of Ethics.....................................................   25
      Plan Pursuant to Rule 18f-3........................................   27
      Distribution Plans.................................................   28
      Shareholder Services Plans.........................................   31
      Fund Expenses......................................................   32
      Purchase, Exchange and Redemption of Fund Shares...................   32
      Valuation of Fund Shares...........................................   36
      Valuation of Portfolio Securities..................................   36
      Portfolio Transaction Policies.....................................   37
      Portfolio Turnover Rate............................................   37
      Brokerage Allocations..............................................   38
      Brokerage Commissions..............................................   39
      Yield and Total Return Quotations..................................   41

INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS
      Investment Restrictions............................................   48
      Investment Policies................................................   50
      Certain Investments................................................   55

SPECIAL CONSIDERATIONS RELATING TO THE RUSSELL MULTI-MANAGER
   PRINCIPAL PROTECTED FUND (THE "RMMPP FUND")...........................   73

TAXES....................................................................   77

MONEY MANAGER INFORMATION................................................   83

RATINGS OF DEBT INSTRUMENTS..............................................   90

FINANCIAL STATEMENTS.....................................................   94

GLOSSARY.................................................................   95

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

FRIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. Each of the Funds is diversified.

FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

FRIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares of the RMMPP Fund are subject to an initial sales charge and a shareholder services fee of up to 0.25%; Class A Shares of the Money Market Fund are not subject to an initial sales charge but are subject to a Rule 12b-1 fee of up to 0.75% (currently limited to 0.15%). Class B Shares of the RMMPP Fund are subject to a deferred sales charge, a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class C Shares are subject to a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I, Class Y, and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

At January 31, 2003, the following shareholders owned 5% or more of any Class of any Fund's Shares:

Diversified Bond Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 21.48%, record.

Diversified Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.90%, record.

Diversified Bond Fund - Class S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 26.89%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 17.75%, record. MODERATE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 7.69%, record. CITIZENS BANK, SAGINAW, ATTN TRUST/INVESTMENT DEPT, 101 N WASHINGTON AVE, SAGINAW MI 48607-1206, 6.54%, record.

Diversified Equity Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.74%, record.

Diversified Equity Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.49%, record. MALTRUST & CO, C/O EASTERN BANK & TRUST/GIBRALTAR, ATTN RETIREMENT PLAN SVCS 3RD FL, 217 ESSEX ST, SALEM MA 01970-3728, 8.16%, record.

Diversified Equity Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 17.05%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 13.91%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 10.06%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1591, TACOMA WA 98401-1591, 8.09%, record.

Emerging Markets Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.37%, record.

Emerging Markets Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 32.09%, record. IDAHO TRUST COMPANY A DIVISION OF, WEALTHBANK NA- R, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 10.12%, record.

Emerging Markets Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 27.96%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 9.50%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 8.70%, record.

Equity I Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 37.02%, record. IDAHO TRUST COMPANY A DIVISION OF, WEALTHBANK NA- R, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 13.94%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 11.76%, record. SECURITY TRUST CO TTEE, KARR TUTTLE CAMPBELL, RETIREMENT SAVINGS PLAN, 2390 E CAMELBACK RD STE 240, PHOENIX AZ 85016-3474, 6.67%, record. INDIANA TRUST & INVESTMENT MANAGEMENT, F.B.O. LAIDIG, INC. EMPLOYEES RETIREMENT PLAN, 3930 EDISON LAKES PARKWAY, SUITE 25, MISHAWAKA IN 46545-3443, 6.53%, record.

Equity I Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 42.65%, record.

Equity I Fund - Class Y - STARR COMMONWEALTH, 13725 STARR COMMONWEALTH ROAD, ALBION MI 49224-9580, 38.08%, record. LIONS CLUB INTERNATIONAL FOUNDATION, MR GORDON GARRETT, 300 W 22ND ST, OAK BROOK IL 60523-8806, 27.39%, record. NEW YORK BOTANICAL GARDEN, POOLED ENDOWMENT, 200TH STREET AND KAZIMIROFF BLVD, BRONX NY 10458, 18.74%, record. NEW YORK BOTANICAL GARDEN - UNA1, 200TH STREET AND KAZIMIROFF BLVD, BRONX NY 10458, 5.97%, record.

Equity II Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 27.74%, record. DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 19.52%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 13.32%, record.

Equity II Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 55.98%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 5.01%, record.

Equity II Fund - Class Y - DANIELS FUND, 55 MADISON ST STE 255, DENVER CO 80206-5420, 38.41%, record. THOMAS JEFFERSON UNIVERSITY, ENDOWMENT, FRANK RUSSELL TRUST COMPANY, 909 A ST FL 7, TACOMA WA 98402-5111, 16.90%, record. MARGUERITE CASEY FOUNDATION, 909 A ST, TACOMA WA 98402-15.97%, record. ALCOA FOUNDATION, 201 ISABELLA ST, PITTSBURGH PA 15212-11.40%, record. LIONS CLUB INTERNATIONAL FOUNDATION, MR GORDON GARRETT, 300 W 22ND ST, OAK BROOK IL 60523-8806, 5.92%, record. STATE STREET BANK & TRUST CO TTEE, PG & E POST RETMNT MEDICAL PL TRUST, NON-MANAGEMENT EMPLOYEES & RETIREES, ATTN: LUKE MCCABE, PO BOX 1992, BOSTON MA 02105-1992, 5.44%, record.

Equity III Fund - Class E - SECURITY TRUST CO TTEE, KARR TUTTLE CAMPBELL, RETIREMENT SAVINGS PLAN, 2390 E CAMELBACK RD STE 240, PHOENIX AZ 85016-3474, 52.92%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 17.41%, record. DONALDSON LUFKIN JENRETTE, SECURITIES CORPORATION INC., P.O. BOX 2052, JERSEY CITY NJ 07303-2052, 15.73%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.19%, record.

Equity III Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 52.46%, record. BOYS REPUBLIC FUND, ENDOWMENT, 3493 GRAND AVE., CHINO CA 91709-1481, 6.79%, record. CAREY & CO, C/O HUNTINGTON TRUST CO, 7 EASTON OVAL, EA4E70, COLUMBUS OH 43219-6010, 6.36%, record.

Equity Income Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 21.55%, record. UMB BANK, NA C/F, DAVID PAPROCKI, IRA, 13272 MAPLE RIDGE DR, ALDEN NY 14004-1355, 6.46%, record.

Equity Income Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 19.44%, record. DONALDSON LUFKIN JENRETTE, SECURITIES CORPORATION INC., P.O. BOX 2052, JERSEY CITY NJ 07303-2052, 5.61%, record.

Equity Q Fund - Class E - DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 29.92%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 20.27%, record. IDAHO TRUST COMPANY A DIVISION OF, WEALTHBANK NA- R, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 10.49%, record. SECURITY TRUST CO TTEE, KARR TUTTLE CAMPBELL, RETIREMENT SAVINGS PLAN, 2390 E CAMELBACK RD STE 240, PHOENIX AZ 85016-3474, 5.99%, record.

Equity Q Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 56.84%, record.

Equity Q Fund - Class Y - DANIELS FUND, 55 MADISON ST STE 255, DENVER CO 80206-5420, 69.99%, record. THOMAS JEFFERSON UNIVERSITY, ENDOWMENT, FRANK RUSSELL TRUST COMPANY, 909 A ST FL 7, TACOMA WA 98402-5111, 10.93%, record.

Fixed Income I Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 40.51%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 17.60%, record. INVESCO TRUST CO TTEE, FBO NORWOOD CLINIC 401K PSP, PO BOX 105779, ATLANTA GA 30348-5779, 10.40%, record. IDAHO TRUST COMPANY, A DIVISION OF WEALTHBANK NA C, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 9.12%, record. SECURITY TRUST CO TTEE, KARR TUTTLE CAMPBELL, RETIREMENT SAVINGS PLAN, 2390 E CAMELBACK RD STE 240, PHOENIX AZ 85016-3474, 8.00%, record. IDAHO TRUST COMPANY A DIVISION OF, WEALTHBANK NA- R, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 7.21%, record.

Fixed Income I Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 30.46%, record. AG FINANCIAL SERVICES GROUP, SELECT RETIREMENT PLAN 403(B), STRATEGY A, 1661 N BOONVILLE AVE, SPRINGFIELD MO 65803-2751, 15.37%, record.

Fixed Income I Fund - Class Y - DANIELS FUND, 55 MADISON ST STE 255, DENVER CO 80206-5420, 41.29%, record. MARGUERITE CASEY FOUNDATION, 909 A ST, TACOMA WA 98402-32.20%, record. LIONS CLUB INTERNATIONAL FOUNDATION, MR GORDON GARRETT, 300 W 22ND ST, OAK BROOK IL 60523-8806, 6.72%, record. COLLATERAL LOAN ACCT, JP MORGAN CHASE BANK PLEDGEE, DANIELS FUND, 55 MADISON ST STE 255, DENVER CO 80206-5420, 6.11%, record.

Fixed Income III Fund - Class E - INVESCO TRUST CO TTEE, FBO NORWOOD CLINIC 401K PSP, PO BOX 105779, ATLANTA GA 30348-5779, 25.02%, record. IDAHO TRUST COMPANY A DIVISION OF, WEALTHBANK NA- R, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 24.14%, record. IDAHO TRUST COMPANY, A DIVISION OF WEALTHBANK NA C, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 19.43%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 19.41%, record. DONALDSON LUFKIN JENRETTE, SECURITIES CORPORATION INC., P.O. BOX 2052, JERSEY CITY NJ 07303-2052, 11.69%, record.

Fixed Income III Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 58.82%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT, MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 5.03%, record.

International Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 45.45%, record. IDAHO TRUST COMPANY A DIVISION OF, WEALTHBANK NA- R, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 17.65%, record. INDIANA TRUST & INVESTMENT MANAGEME, F.B.O. LAIDIG, INC. EMPLOYEES RETIR, EMENT PLAN, 3930 EDISON LAKES PARKWAY, SUITE 25, MISHAWAKA IN 46545-3443, 7.59%, record. INDIANA TRUST & INVESTMENT MANAGEME, F.B.O. SPEEDGRIP CHUCK INC PROFIT S, HARING PLAN & TRUST, 3930 EDISON LAKES PARKWAY, SUITE 25, MISHAWAKA IN 46545-3443, 5.02%, record.

International Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 45.89%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT, MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 6.29%, record.

International Fund - Class Y - FRANK RUSSELL TRUST COMPANY IM, UNDER THE CASEY FAMILY PROGRAMS, 909 A STREET, TACOMA WA 98402-5120, 45.38%, record. DANIELS FUND, 55 MADISON ST STE 255, DENVER CO 80206-5420, 21.73%, record. MARGUERITE CASEY FOUNDATION, 909 A ST, TACOMA WA 98402-19.60%, record.

THOMAS JEFFERSON UNIVERSITY, ENDOWMENT, FRANK RUSSELL TRUST COMPANY, 909 A ST FL 7, TACOMA WA 98402-5111, 8.28%, record.

International Securities Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 14.21%, record.

International Securities Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.34%, record.

International Securities Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 18.18%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 15.31%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 11.42%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1591, TACOMA WA 98401-1591, 6.79%, record.

Money Market Fund - Class S - DEUTSCHE BANK, FBO FRIC FUNDS, C/O DEUTSCHE BANK, 130 LIBERTY ST # 3505, NEW YORK NY 10006-1105, 29.72%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.36%, record.

Multistrategy Bond Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 21.44%, record.

Multistrategy Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 16.79%, record.

Multistrategy Bond Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 25.66%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 22.68%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 14.18%, record.

Quantitative Equity Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.46%, record.

Quantitative Equity Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.98%, record. DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 7.12%, record.

Quantitative Equity Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 19.11%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 12.61%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 9.12%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1591, TACOMA WA 98401-1591, 7.33%, record.

Real Estate Securities Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 11.85%, record.

Real Estate Securities Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY

ST, NEW YORK NY 10281-1003, 31.65%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 6.48%, record.

Real Estate Securities Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 29.68%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 7.19%, record.

Select Growth Fund - Class C - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 41.63%, record. KATHLEEN A BOYADJIAN, 1968 VINEWOOD, LA VERNE CA 91750-2141, 6.37%, record.

Select Growth Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 51.59%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 33.52%, record. CHASE MANHATTAN BANK, NA, F.B.O. THE ROOT THRIFT PLUS PLAN (, 401(K) PLAN), ONE CHASE SQUARE, ROCHESTER NY 14643-0002, 9.95%, record.

Select Growth Fund - Class I - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 85.76%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.52%, record.

Select Growth Fund - Class S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 58.10%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 31.48%, record.

Select Value Fund - Class C - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 32.66%, record. KATHLEEN A BOYADJIAN, 1968 VINEWOOD, LA VERNE CA 91750-2141, 5.05%, record.

Select Value Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 49.25%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 33.74%, record. CHASE MANHATTAN BANK, NA, F.B.O. THE ROOT THRIFT PLUS PLAN (, 401(K) PLAN), ONE CHASE SQUARE, ROCHESTER NY 14643-9.72%, record. IDAHO TRUST COMPANY A DIVISION OF, WEALTHBANK NA- R, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 5.53%, record.

Select Value Fund - Class I - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 51.19%, record. INDIANA TRUST 3, INDIANA TRUST & INVESTMENT, MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 27.43%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.84%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 5.37%, record.

Select Value Fund - Class S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 55.48%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 33.98%, record.

Short Term Bond Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.17%, record. A G EDWARDS & SONS INC FBO, REINHOLD D WAPPLER, A/C 0096-431511, ONE NORTH JEFFERSON, ST LOUIS MO 63103-2287, 6.64%, record.

Short Term Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF

OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 27.89%, record. IDAHO TRUST COMPANY, A DIVISION OF WEALTHBANK NA C, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 11.47%, record. IDAHO TRUST COMPANY A DIVISION OF, WEALTHBANK NA- R, 608 NORTHWEST BLVD SUITE 300, COEUR D ALENE ID 83814-2174, 6.63%, record.

Short Term Bond Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.20%, record. CONSERVATIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1591, TACOMA WA 98401-1591, 13.32%, record. MODERATE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 11.96%, record.

Special Growth Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.55%, record.

Special Growth Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 20.43%, record. DELAWARE CHARTER GUARANTEE & TRUST, FBO PRINCIPAL FINANCIAL GROUP, ATTN RIS NPIO TRADE DESK, 711 HIGH ST, DES MOINES IA 50392-0001, 12.22%, record.

Special Growth Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 24.81%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 10.14%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 8.37%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1591, TACOMA WA 98401-1591, 5.17%, record.

Tax Exempt Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 25.96%, record. SHINTECH INC EMPLOYEE BENEFIT TRUST, RICHARD MASON TTEE, WESLAYAN TOWER STE 811, 24 GREENWAY PLAZA, HOUSTON TX 77046-2401, 10.85%, record.

Tax Exempt Bond Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 57.00%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 9.22%, record.

Tax Free Money Market Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 49.28%, record. CITIZENS BANK, SAGINAW, ATTN TRUST/INVESTMENT DEPT, 101 N WASHINGTON AVE, SAGINAW MI 48607-1206, 29.79%, record. NIAGARA MOHAWK POWER CORPORATION, ATTN:
RONALD A. UNGERER, 300 ERIE BLVD., WEST, SYRACUSE NY 13202-4250, 5.15%, record.

Tax-Managed Global Equity Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.42%, record. ROBERT R THOMAS & JANE L, THOMAS TTEE ROBERT R THOMAS &, JANE L THOMAS TRUST U/A DTD, 5/14/1999, 2672 BIG WAGON RD, ALPINE CA 91901-3103, 5.67%,
record.

Tax-Managed Large Cap Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.42%, record.

Tax-Managed Large Cap Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.67%, record. SHINTECH INC EMPLOYEE BENEFIT TRUST, RICHARD MASON TTEE, WESLAYAN TOWER STE 811, 24 GREENWAY PLAZA, HOUSTON TX 77046-2401, 7.12%, record. LIP

HOLDING, INC, STE 900, 300 DELAWARE AVE, WILMINGTON DE 19801-1671, 6.20%, record.

Tax-Managed Large Cap Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 45.53%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT, MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 11.90%, record. CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE, EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4122, 8.60%, record. TAX MANAGED GLOBAL EQUITY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1591, TACOMA WA 98401-1591, 5.82%, record.

Tax-Managed Mid & Small Cap Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.97%, record. LIP HOLDING, INC, STE 900, 300 DELAWARE AVE, WILMINGTON DE 19801-1671, 7.15%, record. SHINTECH INC EMPLOYEE BENEFIT TRUST, RICHARD MASON TTEE, WESLAYAN TOWER STE 811, 24 GREENWAY PLAZA, HOUSTON TX 77046-2401, 5.13%, record.

Tax-Managed Mid & Small Cap Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 53.76%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT, MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 8.41%, record. TAX MANAGED GLOBAL EQUITY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1591, TACOMA WA 98401-1591, 6.69%, record.

U.S. Government Money Market Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 41.15%, record. NATIONAL ADVISORS TRUST CO FSB, 10881 LOWELL AVE STE 100, OVERLAND PARK KS 66210-1666, 19.98%, record. LP95 LLC, COLORADO LTD LIABILITY CO, 2315 BRIARGATE PKWY STE 100, COLORADO

At January 31, 2003, the following shareholders could be deemed to "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund:

Diversified Bond Fund - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., P.O. BOX 1591, TACOMA WA 98401-1591, 25.24%, record.

Emerging Markets Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 27.80%, record.

Equity I Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 38.73%, record.

Equity II Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 41.57%, record.

Equity III Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 50.89%, record.

Equity Q Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 34.37%, record. DANIELS FUND, 55 MADISON ST STE 255, DENVER CO 80206-5420, 26.65%, record.

Fixed Income III Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 57.93%, record.

International Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR

CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 26.37%, record.

Money Market Fund - DEUTSCHE BANK, FBO FRIC FUNDS, C/O DEUTSCHE BANK, 130 LIBERTY ST # 3505, NEW YORK NY 10006-1105, 29.72%, record.

Multistrategy Bond Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 25.30%, record.

Real Estate Securities Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 29.21%, record.

Select Growth Fund - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE,
ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 66.27%, record.

Select Value Fund - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE,
ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 51.72%, record.

Short Term Bond Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 27.71%, record.

Tax Exempt Bond Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 53.18%, record.

Tax Free Money Market Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 49.28%, record. CITIZENS BANK, SAGINAW, ATTN TRUST/INVESTMENT DEPT, 101 N WASHINGTON AVE, SAGINAW MI 48607-1206, 29.79%, record.

Tax-Managed Large Cap Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 44.30%, record.

Tax-Managed Mid & Small Cap Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 51.11%, record.

U.S. Government Money Market Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 41.15%, record.

The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are
(1) oversight of the Funds' accounting and financial reporting policies and internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board of Trustees. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Mmes. E. Palmer and K. Blake and Mr. R. Tennison, each of whom is an independent trustee. For the fiscal year ending October 31, 2002, the Audit Committee held three meetings. The primary functions of the Nominating and Governance Committee are to: (1) make nominations for independent trustee membership on the Board; (2) evaluate and review the composition and performance of the Board of Trustees; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. P. Anderson, W. Baxter and L. Gingrich and Ms. J. Weston, each of whom is an independent trustee. For the fiscal year ending October 31, 2002, the Nominating and Governance Committee held one meeting.

FRIC paid in aggregate $486,116 for the fiscal year ended October 31, 2002 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance and chairperson fees in addition to any travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 32 funds, and Russell Insurance Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.

                                                                                                No. of
                           Position(s)                                                      Portfolios in
                            Held With                                                       Russell Fund
                             Fund and                           Principal Occupation(s)        Complex             Other
       Name, Age,           Length of                                  During the           Overseen by     Directorships Held
        Address            Time Served     Term of Office             Past 5 Years             Trustee          by Trustee
------------------------------------------------------------------------------------------------------------------------------
       INTERESTED
        TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
*George F. Russell, Jr.,   Trustee       Appointed until      .   Director Emeritus, FRC         37         None
Born July 3, 1932          Emeritus      successor is duly    .   Chairman Emeritus, FRIC
                           and           elected and              and RIF
909 A Street               Chairman      qualified            .   Chairman Emeritus,
Tacoma, Washington         Emeritus                               Frank Russell
98402-1616                 since 1999                             Securities, Inc.,
                                                                  Russell 20/20
                                                                  Association Frank
                                                                  Russell Trust Company
                                                              .   Director Emeritus
                                                                  FRIMCo
                                                              .   From 1984 to December
                                                                  1998, Chairman of the
                                                                  Board of FRIC and RIF
                                                              .   Director Emeritus, FRC
------------------------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,         Trustee       Appointed until      .   Vice Chairman, FRC             37         .   Trustee, The
Born April 22, 1939        since 1987    successor is duly    .   Chairman of the Board,                        SSgA Funds
                                         elected and              Trustee, FRIC and RIF                         (investment
909 A Street                             qualified            .   CEO and Chairman of the                       company)
Tacoma, Washington                                                Board, Russell Fund
98402-1616                                                        Distributors, Inc. and
                           Chairman of   Until successor is       FRIMCo
                           the Board     chosen and           .   Trustee, President and
                           since 1999    qualified by             Chairman of the Board,
                                         trustees                 SSgA Funds (investment
                                                                  company)
                                                              .   Trustee and Chairman of
                                                                  the Board, Frank
                                                                  Russell Trust Company
                                                              .   Director, Frank Russell
                                                                  Investments (Ireland)
                                                                  Limited and Frank
                                                                  Russell Investments
                                                                  (Cayman) Ltd.
                                                              .   Until October, 2002,
                                                                  President and CEO, FRIC
                                                                  and RIF
------------------------------------------------------------------------------------------------------------------------------

                                                                                                No. of
                           Position(s)                                                      Portfolios in
                            Held With                                                       Russell Fund
                             Fund and                           Principal Occupation(s)        Complex             Other
       Name, Age,           Length of                                  During the           Overseen by     Directorships Held
        Address            Time Served     Term of Office             Past 5 Years             Trustee          by Trustee
------------------------------------------------------------------------------------------------------------------------------
       INTERESTED
        TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
*Michael J.A. Phillips,    Trustee       Appointed until      .   Chairman of the Board,         37         None
Born January 20, 1948      Since 2002    successor is duly        President, CEO and
                                         elected and              Director, FRC
909 A Street                             qualified.           .   Trustee, FRIC and RIF
Tacoma, Washington                                            .   Director, FRTC and
98402-1616                                                        Frank Russell Capital
                                                                  Inc.
                                                              .   Director/Chairman,
                                                                  Frank Russell
                                                                  Investments (Delaware),
                                                                  Inc.
                                                              .   Director, Chairman of
                                                                  The Board and
                                                                  President, Russell
                                                                  20/20 Association
                                                              .   Director, Frank Russell
                                                                  Company Pty. Limited,
                                                                  Frank Russell Japan
                                                                  Co., Ltd., Frank
                                                                  Russell Investments
                                                                  (Suisse), S.A., and
                                                                  Frank Russell Company
                                                                  Limited
------------------------------------------------------------------------------------------------------------------------------

* Each of Messrs. Russell, Anderson and Phillips is also an officer of an affiliate of FRIC and RIF and is therefore an interested trustee.

                                                                                                No. of
                           Position(s)                                                      Portfolios in
                            Held With                                                       Russell Fund
                             Fund and                           Principal Occupation(s)        Complex             Other
       Name, Age,           Length of                                  During the           Overseen by     Directorships Held
        Address            Time Served     Term of Office             Past 5 Years             Trustee          by Trustee
------------------------------------------------------------------------------------------------------------------------------
       INTERESTED
        TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,          Trustee       Appointed until      .   1996 to present,               37             None
Born October 15, 1931      since 1984    successor is duly        President, Anderson
                                         elected and              Management Group LLC
909 A Street                             qualified                (private investments
Tacoma, Washington                                                consulting)
98402-1616
------------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,         Trustee       Appointed until      .   Retired since 1997             37             None
Born December 1, 1919      Emeritus      successor is duly    .   Trustee of FRIC and RIF
                           since 2003    elected and              until 2002
909 A Street                             qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------

                                                                                                No. of
                           Position(s)                                                      Portfolios in
                            Held With                                                       Russell Fund
                             Fund and                           Principal Occupation(s)        Complex             Other
       Name, Age,           Length of                                  During the           Overseen by     Directorships Held
        Address            Time Served     Term of Office             Past 5 Years             Trustee          by Trustee
------------------------------------------------------------------------------------------------------------------------------
       INTERESTED
        TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
William E. Baxter,         Trustee       Appointed until      .   Retired since 1986             37               None
Born June 8, 1925          since 1984    successor is duly
                                         elected and
909 A Street                             qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake,          Trustee       Appointed until      .   President, Kristianne          37         .   Trustee WM
Born January 22, 1954      since 2000    successor is duly        Gates Blake, P.S.                             Group of Funds
                                         elected and              (accounting services)                         (investment
909 A Street                             qualified                                                              company);
Tacoma, Washington                                                                                          .   Director,
98402-1616                                                                                                      Avista Corp
------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,           Trustee       Appointed until      .   Retired since 1995             37               None
Born October 6, 1930       since 1984    successor is duly
                                         elected and
909 A Street                             qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,         Trustee       Appointed until      .   Retired since 1981             37               None
Born May 5, 1926           since 1984    successor is duly
                                         elected and
909 A Street                             qualified
Tacoma, Washington
98402-1616
------------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.   Trustee       Appointed until      .   Currently, President,          37               None
Born December 21, 1955     since 2000    successor is duly        Simpson Investment
                                         elected and              Company and several
909 A Street                             qualified                additional subsidiary
Tacoma, Washington                                                companies, including
98402-1616                                                        Simpson Timber Company,
                                                                  Simpson Paper Company
                                                                  and Simpson Tacoma
                                                                  Kraft Company
------------------------------------------------------------------------------------------------------------------------------
Julie W. Weston,           Trustee       Appointed until      .   Retired since 2000             37               None
Born October 2, 1943       since 2002    successor is duly    .   1997 to 2000,
                                         elected and              Arbitrator, The
                                         qualified                American Arbitration
                                                                  Association Commercial
                                                                  Panel
                                                              .   1995 to 1999, Hearing
                                                                  Officer, University of
                                                                  Washington


                           Position(s)
                            Held With
                            Fund and                                       Principal Occupation(s)
       Name, Age,          Length  of                                            During the
        Address            Time Served     Term of Office                       Past 5 Years
--------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------
Leonard P. Brennan,        President     Until successor      .   President and CEO, FRIC
Born October 11, 1959      and Chief     is chosen and        .   President and CEO, RIF
                           Executive     qualified by         .   Director, Russell Fund Distributors, Inc.,
909 A Street               Officer       Trustees                 Frank Russell Company, S.A., Frank Russell
Tacoma, Washington         since 2002                             Investments (Singapore) Private Limited and
98402-1616                                                        Frank Russell Investments (UK) Limited
                                                              .   Director, President and CEO, FRIMCo
                                                              .   Director and COO, Frank Russell Company
                                                                  Limited and Russell Systems Limited
                                                              .   President, Russell Insurance Agency, Inc.
                                                              .   1995 to present, Managing Director of
                                                                  International Operations of FRC
--------------------------------------------------------------------------------------------------------------
Mark E. Swanson,           Treasurer     Until successor      .   Treasurer and Chief Accounting Officer,
Born November 26, 1963     and Chief     is chosen and            FRIC and RIF 1996 to present,
                           Accounting    qualified by         .   Director, Funds Administration, FRIMCo and
909 A Street               Officer       Trustees                 Frank Russell Trust Company
Tacoma, Washington         since 1998                         .   Treasurer, SSgA Funds (investment company);
98402-1616                                                    .   Manager, Funds Accounting and Taxes, Russell
                                                                  Fund Distributors, Inc.
                                                              .   April 1996 to August 1998, Assistant
                                                                  Treasurer, FRIC and RIF; November 1995 to
                                                                  July 1998, Assistant Secretary, SSgA Funds;
                                                                  February 1997 to July 1998, Manager, Funds
                                                                  Accounting  and Taxes, FRIMCo
--------------------------------------------------------------------------------------------------------------
Randall P. Lert,           Director of   Until removed by     .   Director of Investments, FRIC and RIF
Born October 3, 1953       Investments   Trustees             .   Chief Investment Officer, Frank Russell
                           since 1991                             Trust Company
909 A Street                                                  .   Director, FRIMCo and Russell Fund
Tacoma, Washington                                                Distributors, Inc.
98402-1616
--------------------------------------------------------------------------------------------------------------
Karl J. Ege,               Secretary     Until removed by     .   Secretary and General Counsel, FRIC, RIF,
Born October 8, 1941       and General   Trustees                 FRIMCo, Frank Russell Trust Company and
                           Counsel                                Russell Fund Distributors, Inc.
909 A Street               since 1994                         .   Director, Secretary and General Counsel,
Tacoma, Washington                                                Frank Russell Capital Inc.
98402-1616                                                    .   Director and Secretary, Russell 20-20
                                                                  Association
--------------------------------------------------------------------------------------------------------------
Mark D. Amberson,          Director of   Until removed by     .   Director of Short-Term Investment Funds,
Born July 20, 1960         Short-Term    Trustees                 FRIC, RIF, FRIMCo and Frank Russell Trust
                           Investment                             Company
909 A Street               Funds since                        .   From 1991 to 2001, Portfolio Manager, FRIC,
Tacoma, Washington         2001                                   RIF, FRIMCo and Frank Russell Trust Company
98402-1616
--------------------------------------------------------------------------------------------------------------

                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2002

                                                                                    TOTAL COMPENSATION
                                               PENSION OR                              FROM FRIC AND
                            AGGREGATE          RETIREMENT        ESTIMATED ANNUAL         RUSSELL
                          COMPENSATION    BENEFITS ACCRUED AS      BENEFITS UPON       FUND COMPLEX
TRUSTEE                     FROM FRIC    PART OF FRIC EXPENSES      RETIREMENT       PAID TO TRUSTEES
-----------------------   ------------   ---------------------   ----------------   ------------------
Lynn L. Anderson            $     0                $0                   $0               $     0
Paul E. Anderson            $67,783                $0                   $0               $82,667
Paul Anton, PhD             $66,487                $0                   $0               $78,833
William E. Baxter           $66,487                $0                   $0               $78,833
Kristianne Blake            $69,540                $0                   $0               $82,383
Lee C. Gingrich             $69,497                $0                   $0               $82,333
Eleanor W. Palmer           $66,083                $0                   $0               $78,363
Michael J. Phillips         $     0                $0                   $0               $     0
George F. Russell, Jr       $     0                $0                   $0               $     0
Raymond P. Tennison, Jr     $66,487                $0                   $0               $78,833
Julie W. Weston*            $11,753                $0                   $0               $13,667

*    Ms. Weston was elected to the Board of Trustees on August 19, 2002.

                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------
                                                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                                                              SECURITIES IN ALL REGISTERED
                                                                              INVESTMENT COMPANIES OVERSEEN
                                            DOLLAR RANGE OF EQUITY             BY TRUSTEES IN RUSSELL FUND
TRUSTEE                                    SECURITIES IN EACH FUND                       COMPLEX
------------------------------------------------------------------------------------------------------------
George F. Russell, Jr.     None                                                  None
------------------------------------------------------------------------------------------------------------
Michael J. Phillips        None                                                  None
------------------------------------------------------------------------------------------------------------
Lynn L. Anderson           None                                                  None
------------------------------------------------------------------------------------------------------------
Paul E. Anderson           Special Growth Fund:           Over $100,000          Over $100,000
------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.          Real Estate Securities Fund:   $10,001-$50,000        $50,001-$100,000
                           Emerging Markets Fund:         $1-$10,000
                           Equity II Fund:                $1-$10,000
                           International Fund:            $1-$10,000
------------------------------------------------------------------------------------------------------------
William E. Baxter          Equity Q Fund:                 $1-$10,000             $1-$10,000
------------------------------------------------------------------------------------------------------------
Kristianne Blake           Equity III Fund:               Over $100,000          Over $100,000
                           Equity Q Fund:                 Over $100,000
------------------------------------------------------------------------------------------------------------
Lee C. Gingrich            None                                                  None
------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer          None                                                  None
------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.   None                                                  None
------------------------------------------------------------------------------------------------------------
Julie W. Weston            Equity II Fund:                $1-$10,000             $1-$10,000
                           Tax Exempt Bond Fund:          $1-$10,000
                           Real Estate Securities Fund:   $1-$10,000
------------------------------------------------------------------------------------------------------------

                                OPERATION OF FRIC

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

Consultant                             Frank Russell Company

Advisor, Administrator, Transfer and   Frank Russell Investment Management Company
Dividend Disbursing Agent

Money Managers                         Multiple professional discretionary investment management
                                       organizations

Custodian and Portfolio Accountant     State Street Bank and Trust Company

CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, to FRIC and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.

FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and certain of its wholly owned subsidiaries and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture.

As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, asset distribution and estate preservation. Products include permanent and term life insurance, disability income insurance, long-term care insurance and annuity plans for personal, business, estate planning and pension markets; trust services; mutual funds and other securities.

ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolio. (See, "Investment Policies--Liquidity Portfolio.") FRIMCo also acts as FRIC's transfer agent, dividend disbursing agent and as the money manager for the Money Market and U.S. Government Money Market Funds. FRIMCo, as agent for FRIC, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each class of each Fund other than Class Y Shares which pay administrative fees at cost. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)

In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds (except the Tax Exempt Bond Fund and the RMMPP Fund) are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in the Money market Fund is 0.10% (net of fee waivers and reimbursements). Currently, the uninvested cash balances and collateral for the RMMPP Fund are invested in FRIC's Money Market Fund or US Government Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in the Money Market and U.S. Government Money Market Funds are 0.10% (net of fee waivers and reimbursements) and 0.25%, respectively. Currently, the uninvested cash balances and collateral for the Tax Exempt Bond Fund are invested in FRIC's Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in the Tax Free Money Market Fund is 0.25%.

The following Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2002, October 31, 2001 and the ten months ended October 31, 2000, respectively:

                                10/31/02      10/31/01      10/31/00
                               ----------   -----------   -----------
Diversified Equity             $9,254,865   $10,536,406   $10,098,258
Special Growth                  6,221,205     6,777,311     5,983,909
Equity Income                     801,663     1,080,716     1,047,082
Quantitative Equity             9,943,216    10,980,154    10,215,125
International Securities        8,363,529     9,345,463     8,913,303
Real Estate Securities          5,707,148     5,750,916     4,675,467
Diversified Bond                3,569,206     3,358,849     2,782,087
Multistrategy Bond              4,233,397     4,104,822     3,191,178
Tax Exempt Bond                   551,526       483,580       401,219
U.S. Government Money Market      201,662       249,169       238,044
Tax Free Money Market             440,241       444,583       417,071
Equity I                        4,972,980     7,240,630     8,086,430
Equity II                       5,562,052     5,913,198     5,233,661
Equity III                        400,675       662,197       734,430
Equity Q                        8,824,945     8,179,910     7,069,145
Tax-Managed Large Cap           3,386,483     4,239,472     3,955,187
Tax-Managed Mid & Small Cap     1,024,572     1,111,853       668,311
International                   7,627,752     8,555,641     7,784,407
Emerging Markets                3,889,017     3,954,721     4,274,390
Fixed Income I                  3,628,473     3,535,716     2,613,271
Fixed Income III                1,936,570     2,494,887     2,208,653
Short Term Bond                 2,619,949     2,012,394     1,890,126
Money Market                    4,843,540     4,870,042     3,665,419
Select Growth*                    445,917       321,342            --
Select Value*                     596,781       319,924            --

*    The Select Growth and Select Value Funds commenced operations January 31,
     2001.

FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets.

The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.

For the Money Market Fund, FRIMCo has contractually agreed to waive, until February 29, 2004, 0.15% of its 0.25% combined advisory and administrative fee. FRIMCo waived fees in the amounts of $2,199,252, $2,922,025 and $2,906,032 for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $1,466,168, $1,948,017 and $1,937,508 for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively.

For the U.S. Government Money Market Fund, prior to March 1, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.25% combined advisory and administrative fee, to the extent that Fund expenses exceeded 0.30% of the Fund's average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $238,044, $249,169 and $151,294 for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively. The Fund paid no advisory or administrative fees for the ten months ended October 31, 2000 or for the fiscal year ended October 31, 2001. The Fund paid $50,368 for the fiscal year ended October 31, 2002.

For the Tax Free Money Market Fund, prior to March 1, 2003, FRIMCo had contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees. FRIMCo waived fees in the amounts of $166,828, $177,833 and $176,103 for the ten months October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $250,242, $266,750 and $264,139 for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively.

From May 1, 1996 to April 30, 2000, FRIMCo had contractually agreed to waive a portion of its combined advisory and administrative fees for the Multistrategy Bond Fund, to the extent Fund-level expenses exceed 0.80% of average daily net assets on an annual basis. FRIMCo waived fees in the amount of $166,373 for the ten months ended October 31, 2000. As a result of the waivers, the Fund paid advisory and administrative fees equal to $3,024,805 for the ten months ended October 31, 2000. For the fiscal years ended October 31, 2001 and October 31, 2002, FRIMCo did not waive any portion of its combined advisory and administrative fees. For the fiscal years ended October 31, 2001 and October 31, 2002, the Fund paid fees equal to $4,104,822 and $4,233,397, respectively.

For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 29, 2004, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $388,516, $313,137 and $283,457 for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively. There was no reimbursement for the ten months ended October 31, 2000 or for the fiscal years ended October 31, 2001 and October 31, 2002, respectively, As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $279,795, $798,716 and $741,115 for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively.

For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 29, 2004, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund on an annual basis. Until February 28, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $51,875, $575,014 and $965,164 for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively. There was no reimbursement for expenses over the cap in the ten months ended October 31, 2000 or the fiscal year ended October 31, 2001. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,838,161, $1,437,380 and $1,654,785 for the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, respectively.

For the Class Y Shares of each Institutional Fund, FRIMCo has contractually agreed to waive, at least until February 29, 2004, up to the full amount of its transfer agency fees to the extent that those fees would affect "Other Expenses" of Class Y Shares of an Institutional Fund by one basis point or more. For the ten months ended October 31, 2000, FRIMCo waived transfer agency fees in the amount of $13,000 for each of the Equity I, Equity II, Equity Q, International and Fixed Income I Funds. For the ten months ended October 31, 2000, FRIMCo waived transfer agency fees in the amount of $7,000 for the Fixed Income III Fund. For the fiscal years ended October 31, 2001 and October 31, 2002, respectively, FRIMCo did not waive any portion of its transfer agency fees for any of the Institutional Funds.

For the Select Growth Fund, FRIMCo has contractually agreed to waive at least until February 29, 2004, up to the full amount of its transfer agency fees, administrative fees, and advisory fees, to the extent that expenses for each of Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 095% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. Prior to March 1, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, prior to March 1, 2003, after applying the foregoing waiver, FRIMCo contractually agreed to waive, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceeded 0.26%. 0.26%, 0.26% or 0.01%,respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amounts of $306,973 and $382,414 for the fiscal years ended October 31, 2001 and October 31, 2002, respectively. There were no reimbursements for the year ended October 31, 2001.

For the Select Value Fund, FRIMCo has contractually agreed to waive at least until February 29, 2004, up to the full amount of its transfer agency fees, administrative fees, and advisory fees, to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. Prior to March 1, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, prior to March 1, 2003, after applying the foregoing waiver, FRIMCo contractually agreed to waive up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceed 0.26%. 0.26%, 0.26% or 0.01%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amount of $275,006 and $328,337 for the fiscal years ended October 31, 2001 and October 31, 2002. There were no reimbursements for the year ended October 31, 2001.

For the Russell Multi-Manager Principal Protected Fund, subject to possible reimbursement to FRIMCo within three years, FRIMCo has contractually agreed to waive, during the Guarantee Period, up to the full amount of its 0.93% combined advisory and administrative fees and to reimburse the fund to the extent that expenses for Class A and Class B Shares exceed 2.10% and 2.85%, respectively. Additionally, FRIMCo has contractually agreed to reimburse the fund to the extent expenses exceed 0.60% and 1.35% for Class A and Class B Shares, respectively, during the Offering Period.

FRIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

MONEY MANAGERS. Except with respect to the Money Market and U.S. Government Money Market Funds, the Funds' money managers have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended October 31, 2002, October 31, 2001 and the ten months ended October 31, 2000, management fees paid to the money managers were:

                                                                                 Annual rate
          Fund                             $Amount Paid              (as a % of average daily net assets)
---------------------------   ------------------------------------   ------------------------------------
                                 2002         2001       2000                 2002   2001   2000
                              ----------   ----------   ----------            ----   ----   ----
Equity I                      $1,781,977   $2,488,876   $2,524,229            0.21%  0.20%  0.21%
Equity II                      3,050,791    3,151,419    2,252,832            0.41%  0.39%  0.34%
Equity III                       124,416      190,793      189,888            0.19%  0.17%  0.19%
Fixed Income I                   772,370      731,696      526,998            0.06%  0.06%  0.06%
Short Term Bond                  901,066      725,336      562,126            0.17%  0.18%  0.17%
Fixed Income III                 490,071      663,128      580,687            0.14%  0.14%  0.15%
International                  3,566,365    4,010,774    3,293,573            0.34%  0.34%  0.35%
Equity Q                       2,634,507    2,556,653    2,034,472            0.17%  0.18%  0.19%
Tax-Managed Large Cap          1,145,352    1,426,055    1,185,998            0.25%  0.25%  0.23%
Tax-Managed Mid & Small Cap      424,207      462,099      236,766            0.42%  0.43%  0.28%
Emerging Markets               1,749,735    1,994,655    2,006,555            0.54%  0.61%  0.51%
Diversified Equity             2,441,455    2,752,388    2,361,202            0.21%  0.21%  0.21%
Special Growth                 2,665,772    2,831,559    2,009,221            0.41%  0.40%  0.34%
Equity Income                    192,430      244,667      204,075            0.19%  0.18%  0.18%
Diversified Bond                 456,791      434,847      364,015            0.06%  0.06%  0.06%
International Securities       2,939,076    3,473,692    2,950,659            0.34%  0.36%  0.35%

Multistrategy Bond               888,885      907,674      704,996            0.14%  0.14%  0.15%
Quantitative Equity            2,211,770    2,632,544    2,243,821            0.18%  0.19%  0.19%
Real Estate Securities         1,772,730    1,725,449    1,374,518            0.27%  0.26%  0.25%
Tax Exempt Bond                  332,285      293,119      210,733            0.21%  0.21%  0.21%
Tax Free Money Market            136,779      138,703      111,491            0.08%  0.08%  0.09%
Select Value*                    190,649      121,516           --            0.24%  0.21%    --
Select Growth*                   183,382      123,080           --            0.35%  0.24%    --

* The Select Value and Select Growth Funds commenced operations on January 31, 2001.

Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager at a meeting held on February 25, 2003. In connection with this review, the Board, with the advice and assistance of independent counsel, received and considered information and reports relating to the services provided to the Funds by FRIMCo (and its affiliates) and each Money Manager.

In evaluating the advisory agreement and the portfolio management contracts, the Board considered that the Funds, in employing a manager of managers method of investment for each Fund, other than the Money Market Fund and U.S. Government Money Market Fund (the "Internally Managed Funds"), operate in a manner that is distinctly different in several fundamental respects from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo manages the Internally Managed Funds in this other manner. All Funds, other than the Internally Managed Funds and the Tax Free Money Market, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds which, in light of their investment strategies, are currently managed only by a single Money Manager (the "Single Manager Funds"), have multiple Money Managers.

The Board considered that, under the advisory agreement, FRIMCo, rather than the Money Managers, is responsible for determining, implementing and maintaining the investment program for each Fund. In the case of the RMMPP Fund, FRIMCo, rather than the money managers, is responsible for the investment program's compliance with the Financial Guarantee Agreement. With the exception of the Internally Managed Funds and the Single Manager Funds, assets of each Fund have been allocated among multiple Money Managers. The assets of the Single Manager Funds have been allocated to a single Money Manager. The assets of the Internally Managed Funds are managed by FRIMCo using its own individual portfolio managers.

With respect to the Funds other than the Internally Managed Funds, FRIMCo is responsible for selecting Money Managers for each Fund and determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund functions in the role of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending to the Board whether portfolio management contracts should be renewed, modified or terminated. FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and the addition of new Money Managers or replacement of existing Money Managers when, based on its research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of each Money Manager and to combine the investment activities of each in a complementary manner. FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Managers of the same Fund. In the case of the RMMPP Fund, all of the foregoing decisions must be made in accordance with the Financial Guarantee Agreement. Moreover, the performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed upon their selection of portfolio securities. The overall performance of each Fund and the RMMPP Fund's compliance with the Financial Guarantee Agreement therefore reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectuses of the Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Fund's Money Managers in the case of Funds other than the Internally Managed Funds, and describe the manner in which the Funds operate so that investors may take such information into account when deciding to purchase shares of any Fund.

In addition to these general factors relating to the manager of managers structure of the Funds other than the Internally Managed Funds, the Trustees, in evaluating the renewal of the advisory agreement considered, with respect to each Fund (other than the RMMPP Fund) various specific factors, including the following:

          1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

          2. Information as to the performance of each Fund in comparison to investment companies not managed by FRIMCo believed to be generally comparable in investment objectives and size to such Fund ("Comparable Funds") over varying periods of time taking into account, for each Fund, other than the Internally Managed Funds, the particular objectives of the manager of managers structure utilized by FRIC;

          3. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees paid to any Money Managers of such Fund;

          4. Other fees and benefits received by FRIMCo or its affiliates from the Fund, including administrative, cash management and securities lending fees;

          5.   Information as to investment advisory fees paid to Comparable
               Funds;

          6. Information concerning the expense ratio of the Fund and expense ratios of Comparable Funds, taking into account for Funds other than the Internally Managed Funds the general impact of a manager of managers structure upon expenses.

          7. The profitability that FRIMCo derives from its mutual fund operations generally and from each Fund;

          8. Any measures identified or under consideration by FRIMCo to improve Fund performance;

          9. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund; and

          10. With respect to each Fund other than the Internally Managed Funds, the special expertise of FRIMCo with respect to the manager of managers fund structure of such Fund and the likelihood that, at the current expense ratio of such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of the Fund.

The Trustees in evaluating the renewal of each portfolio management contract with each Money Manager considered various specific factors, including the following:

          1. Information as to the performance of the Money Manager, including FRIMCo's evaluation of the Money Manager's performance in light of FRIMCo's expectations and any constraints placed upon the Money Manager by FRIMCo in the selection of securities for the Fund segment under its management;

          2. FRIMCo's determination that continuation of the portfolio management contract would facilitate FRIMCo's conduct of a Fund's investment program and information as to the impact of the Money Manager's segment upon the performance of the Fund as a whole.

          3. The fact that no change was proposed to the fee rate paid to the Money Manager under the portfolio management contract;

          4. The fact that the Money Manager's fees are paid by FRIMCo from its fees under the advisory agreement rather than by a Fund; the interest of FRIMCo in negotiating and renegotiating reasonable fees with Money Managers; the strategy utilized by FRIMCo generally in negotiating and renegotiating fees with Money Managers; and the generally favorable relationships between investment advisory fees negotiated by FRIMCo with Money Managers and the published standard rates of such Money Managers (taking into account that the published rates may cover administrative services not needed by a Fund); and

          5. The belief of FRIMCo that the Money Manager's fees are competitive and reasonable; information as to the aggregate investment advisory fees paid by each Fund; and the fact that the aggregate investment advisory fees paid by each Fund are, in the Board's opinion, competitive and reasonable.

Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement and each of the portfolio management contracts would be in the best interests of each Fund and its shareholders and, on that basis, approved their renewals.

In the case of the advisory agreement for the RMMPP Fund, the Trustees' determination was based upon information received at the February 25, 2003 meeting and information received in connection with the initial approval of the agreement at a meeting held on October 8, 2002. In evaluating the advisory agreement, the Trustees considered various specific factors, in addition to the general factors discussed above, this information included the following:

          1. The nature, scope and quality of the services to be provided to the RMMPP Fund by FRIMCo;

          2. The advisory fee to be paid by the RMMPP Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees paid to any Money Managers of such Fund;

          3. Other fees and benefits to be received by FRIMCo or its affiliates from the RMMPP Fund, including administrative, cash management and securities lending fees;

          4.   Information as to investment advisory fees paid to Comparable
               Funds;

          5. Information concerning the anticipated expense ratio of the RMMPP Fund and expense ratios of Comparable Funds, taking into account the general impact of a manager of managers structure upon expenses.

          6. The profitability that FRIMCo expects to derive from its mutual fund operations generally and from the RMMPP Fund;

          7. The importance of supporting quality, long-term service by FRIMCo to help achieve the RMMPP Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund in an increasingly competitive industry;

          8. The special expertise of FRIMCo with respect to the manager of managers fund structure of such Fund and the likelihood that there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of the RMMPP Fund.

The Trustees in evaluating the approval of the portfolio management contract with each Money Manager for the RMMPP Fund considered various specific factors, including the following:

          1. FRIMCo's determination that approval of the portfolio management contract would facilitate FRIMCo's conduct of the RMMPP Fund's investment program.

          2. The fee rate paid to the Money Manager under the portfolio management contract;

          3. The fact that the Money Manager's fees are paid by FRIMCo from its fees under the advisory agreement rather than by a Fund; the interest of FRIMCo in negotiating and renegotiating reasonable fees with Money Managers; the strategy utilized by FRIMCo generally in negotiating fees with Money Managers; and the generally favorable relationships between investment advisory fees negotiated by FRIMCo with Money Managers and the published standard rates of such Money Managers (taking into account that the published rates may cover administrative services not needed by a Fund); and

          4. The belief of FRIMCo that the Money Manager's fees are competitive and reasonable; information as to the aggregate investment advisory fees rates to be paid by each Fund; and the fact that the aggregate investment advisory fees to be paid by the RMMPP Fund are, in the Board's opinion, competitive and reasonable.

Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the approval of the advisory agreement and each of the portfolio management contracts would be in the best interests of each Fund and its shareholders and, on that basis, approved them.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

          CUSTODY:

Domestic Custody

     .    $3,000 per portfolio per fund; and
     . First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%.

Global Custody

     . First $500 million in month end net assets - 0.11% - 0.35%, over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds; and
     . A transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds.

All Custody

     . Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction;
     .    Futures and Options charges range from $8.00 - $25.00;
     . Monthly pricing fees of $375.00 per portfolio and $6.00 - $11.00 per security;
     .    On-line access charges of $2,500 per fund; and
     . Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on uninvested cash balances will be used to offset the Funds' custodian expense.

          FUND ACCOUNTING:

Domestic Fund Accounting

     .    $10,000 per portfolio; and
     .    0.015% of average daily net assets.

International Fund Accounting

     .    $24,000 per portfolio per year; and
     . 0.03% of month end net assets. Yield calculation services - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund.

The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

Domestic Fund Accounting Multiple Class - in addition to the charges listed above, the Funds pay multiple class charges as follows: 2-3 classes, $1,250 per month, per class or $15,000 annually per class; greater than 3 classes, $850 per month, per class or $10,200 annually per class.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts, systems capabilities and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCO is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED ("RMMPP") FUND.

          Financial Guarantee Agreement. If all dividends and distributions received from the fund have been reinvested and no shares have been redeemed by a shareholder, the fund provides a guarantee (the "Guarantee") that the value of that shareholder's account on the Guarantee Maturity Date will be no less than the value of that shareholder's account as of the close of business on the Transition Date reduced to reflect certain expenses (the "Guaranteed Amount"). If a shareholder takes any distributions or dividends in cash instead of reinvesting them, or if a shareholder redeems any shares before the Guarantee Maturity Date, the shareholder's Guaranteed Amount will be reduced as more fully described later in this Statement of Additional Information. The shareholder's Guaranteed Amount also will be reduced to reflect certain expenses, if any, paid by the fund during the Guarantee Period that are not covered by the Expense Limitation Agreement with the fund's investment advisor.

          If the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date, the fund will be unable to meets its obligations under the Guarantee. The RMMPP Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee insurance policy issued by Ambac Assurance Corporation ("Ambac") for the benefit of the shareholders of the fund (the "Insurance Policy"). The Insurance Policy was issued pursuant to the terms of a financial guarantee agreement among the RMMPP Fund, FRIMCo, the Calculation Agent and Ambac. The financial guarantee agreement defines the rights and obligations of those parties in connection with how the RMMPP Fund's portfolio may be invested and the requirements that must be satisfied for Ambac to issue the Insurance Policy. If the RMMPP Fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the Insurance Policy requires Ambac to pay the RMMPP Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. The fund will pay Ambac a fee equal to 0.75% per annum of the average daily net assets of the fund during the Guarantee Period for providing the Insurance Policy. The address of Ambac is One State Street Plaza, 18th Floor, New York, NY 10004.

          The fund's board of trustees (the "Board") may terminate or amend the terms of the Guarantee, the Financial Guarantee Agreement and the Insurance Policy at any time without shareholder approval, as provided in those agreements,if the Board determines in its reasonable judgment that it is in the best interests of the fund and its shareholders to do so . To the extent practicable, shareholders would be given at least 60 days' prior written notice of any termination of the Insurance Policy backing the fund's Guarantee. In the event of such termination, the Board would consider reasonable alternatives and seek to act in the best interests of fund shareholders. In the event of the termination of the Insurance Policy, the fund would not be able to pay your Guaranteed Amount if and to the extent that the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date. Replacement of the Insurance Policy may entail substantial additional expense to the fund.

          Calculation Agent. FRIMCo has hired a calculation agent to (a) perform the mathematical calculations necessary to enable FRIMCo to allocate the fund's assets between the equity component and the fixed income component, as required by the Financial Guarantee Agreement and (b) provide reports to FRIMCo showing the results of those calculations. FRIMCo will then determine how to implement any required reallocation of assets between the fund's equity component and fixed income component.

CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                       Does the code contain
                                                                                                       all of the required
                                        Personal investing       Are investments in securities owned         Rule 17j-1
         MONEY MANAGER                       allowed?             by the advised sub-trust allowed?         provisions?
----------------------------------------------------------------------------------------------------------------------------
AEW Management and Advisors,       Yes                           No                                    Yes
L.P.
----------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management L.P.   Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management        Yes                           Yes, but not in securities with       Yes
L.P. through its Bernstein                                       pending or possible client buy or
Investment Research and                                          sell orders
Management Unit
----------------------------------------------------------------------------------------------------------------------------
AQR Capital Management, LLC        Yes                           Yes, but not in securities on a       Yes
                                                                 restricted list
----------------------------------------------------------------------------------------------------------------------------
Axiom International Investors      Yes                           Yes, but not in securities with       Yes
LLC                                                              pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Barclays Global Fund Advisors      Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders and certain blackouts
                                                                 apply to securities of Barclays PLC
                                                                 and securities underwritten by
                                                                 Barclays affiliates
----------------------------------------------------------------------------------------------------------------------------
BlackRock Financial Management,    Yes                           Yes, but not in securities with       Yes
Inc.                                                             pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset           Yes                           Yes, but not in securities with       Yes
Management, LLC                                                  pending or possible client buy or
                                                                 sell orders, also, certain persons
                                                                 may not purchase securities issued
                                                                 by financial services organizations
----------------------------------------------------------------------------------------------------------------------------
Brandywine Asset Management, LLC   Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Capital International, Inc.        Yes                           Yes                                   Yes
----------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment            Yes                           Yes, but not in securities with       Yes
Partners, LLC                                                    pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
David J. Greene and Company, LLC   Yes                           Yes                                   Yes
----------------------------------------------------------------------------------------------------------------------------
Delaware International Advisers    Yes                           Yes, but not in securities with       Yes
Ltd.                                                             pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Delaware Management Company, a     Yes                           Yes, but not in securities with       Yes
series of Delaware Management                                    pending or possible client buy or
Business Trust                                                   sell orders
----------------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.            Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
DePrince, Race & Zollo, Inc.       Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Fidelity Management and            Yes                           Yes, but cannot purchase closed-end   Yes
Research Company                                                 funds for which Fidelity performs
                                                                 pricing and bookkeeping, securities
                                                                 of certain broker-dealers or
                                                                 interests in hedge funds and
                                                                 investment clubs
----------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging        Yes                           Yes, cannot purchase securities on    Yes
Markets Limited                                                  a restricted list
----------------------------------------------------------------------------------------------------------------------------
Frank Russell Investment           Yes                           Yes, but not in securities with       Yes
Management Company                                               pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Franklin Portfolio Associates,     Yes                           Yes, but not in securities with       Yes
LLC                                                              pending or possible client buy or
                                                                 sell orders, also, certain persons
                                                                 may not invest in securities of
                                                                 financial services organizations
----------------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset              Yes                           Yes, but not in securities with       Yes
Management, Inc.                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company           Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers Limited     Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management,    Yes                           Yes, but not in securities with       Yes
a business unit of the                                           pending or possible client buy or
Investment Management Division                                   sell orders
of Goldman, Sachs & Co.
----------------------------------------------------------------------------------------------------------------------------
Iridian Asset Management LLC       Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
INVESCO Realty Advisors, a         Yes                           Yes, but not in securities on a       Yes
division of INVESCO                                              restricted list
Institutional (N.A.), Inc.
----------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity Management,     Yes                           Yes, but not in securities with       Yes
Inc.                                                             pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment             Yes                           Yes, but not in securities with       Yes
Management Inc.                                                  pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Lincoln Capital Fixed Income       Yes                           Yes, but not in securities with       Yes
Management Company, LLC                                          pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Lord, Abbett & Co.                 Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Marsico Capital Management         Severely restricts personal   No                                    Yes
Company, LLC                       trading except for certain
                                   specific transactions such
                                   as the purchase of mutual
                                   fund shares, commercial
                                   paper, etc.
----------------------------------------------------------------------------------------------------------------------------
Marvin & Palmer Associates, Inc.   Yes                           Yes                                   Yes
----------------------------------------------------------------------------------------------------------------------------
Mastholm Asset Management, LLC     Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Merganser Capital Management       Yes                           Yes, but may not enter into           Yes
L.P.                                                             transactions that may result in
                                                                 conflicts of interest with clients
----------------------------------------------------------------------------------------------------------------------------
MFS Institutional Advisors, Inc.   Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Montag & Caldwell, Inc.            Yes                           Yes, but not in securities on a       Yes
                                                                 restricted stock list
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Investments, LP     Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Oechsle International Advisors,    Yes                           Yes, but not in securities with       Yes
LLC                                                              pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Pacific Investment Management      Yes, but must use a           Yes, but not in securities with       Yes
Company, LLC                       registered broker for         pending or possible client buy or
                                   transactions in publicly      sell orders
                                   traded securities
----------------------------------------------------------------------------------------------------------------------------
RREEF America L.L.C.               Yes                           Yes, but transactions in securities   Yes
                                                                 with pending or possible client buy
                                                                 or sell orders require prior
                                                                 approval
----------------------------------------------------------------------------------------------------------------------------
Schroder Investment Management     Yes                           Yes, except cannot purchase           Yes
North America Ltd.                                               securities on a restricted list
----------------------------------------------------------------------------------------------------------------------------
Sirach Capital Management, Inc.    Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Standish Mellon Asset              Yes                           Yes, subject to blackout periods,     Yes
Management Company LLC                                           however, transactions in securities
                                                                 on a restricted list, transactions
                                                                 in securities of financial services
                                                                 organizations and margin and option
                                                                 transactions are prohibited
----------------------------------------------------------------------------------------------------------------------------
STW Fixed Income Management        Yes                           Yes, but not in securities with       Yes
Ltd.                                                             pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Strong Capital Management, Inc.    Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management, LLC    Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders or in securities of
                                                                 which 10% or more are held in
                                                                 portfolios managed by Suffolk
----------------------------------------------------------------------------------------------------------------------------
Systematic Financial               Yes                           Yes, but not in securities with       Yes
Management, L.P.                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
TCW Investment Management          Yes                           Yes, but not in securities with       Yes
Company                                                          pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital Management,    Yes                           Yes, but not in securities with       Yes
Inc.                                                             pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International,       Yes                           Yes, but not in securities with       Yes
Inc.                                                             pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Turner Investment Partners, Inc.   Yes                           Yes, but not in securities in which   Yes
                                                                 the adviser has a long or short
                                                                 position or with pending or
                                                                 possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, LLC           Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------
Westpeak Global Advisors, L.P.     Yes                           Yes, but not in securities with       Yes
                                                                 pending or possible client buy or
                                                                 sell orders
----------------------------------------------------------------------------------------------------------------------------

PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. The Board has taken the following actions:

     . At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund").
     . At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds.
     . On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes.
     . On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund and Tax-Managed Global Equity Fund.
     . On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds.
     . On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the

          Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund, (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge.
     . On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the money market funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund.
     . On February 25, 2002, the Board amended the Rule 18f-3 Plan to add Class I and Class Y to each of the Real Estate Securities and Short Term Bond Funds.
     . On October 8, 2002, the Board amended the Rule 18f-3 Plan to create Class A, Class B and Class C Shares of the Russell Multi-Manager Principal Protected Fund.
     . On November 25, 2002, the Board amended the Rule 18f-3 Plan with respect to all FRIC Funds, other than the Russell Multi-Manager Principal Protected Fund, to remove the Class A Shares from the Shareholder Services Plan and to add the Class A Shares to the 12b-1 Distribution Plan.

For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLANS. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Multiple Class Fund has adopted a distribution plan (the "Distribution Plan") in accordance with the Rule. The Distribution Plan adopted by the RMMPP Fund is somewhat different from the Distribution Plan adopted by each of the other Multiple Class Funds, and is described separately below.

Description of the Distribution Plan for Multiple Class Funds other than RMMPP Fund

In adopting the Distribution Plan for each Multiple Class Fund other than the RMMPP Fund, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan for each Multiple Class Fund other than the RMMPP Fund, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Multiple Class Funds by enabling those Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Multiple Class Fund would have.

For each Multiple Class Fund other than the RMMPP Fund, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class B and Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class A, Class B or Class C Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

For each Multiple Class Fund other than the RMMPP Fund, the Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class B and Class C Shares for any activities or expenses primarily intended to result in the sale of Class A, Class B and Class C Shares of such Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote") and a vote of the Trustees, including a majority of the Independent Trustees. For the Multiple Class Funds other than the RMMPP Fund, the Distribution Plan does not provide for those Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Multiple Class Fund other than the RMMPP Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.

Description of the Distribution Plan for RMMPP Fund

In adopting the Distribution Plan for the RMMPP Fund, a majority of the Trustees, including a majority the Independent Trustees, have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit the RMMPP Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the RMMPP Fund's principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for the RMMPP Fund by enabling the RMMPP Fund to reach and retain more investors than otherwise foreseeable through relationships with Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although the Distributor acknowledged that it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that the RMMPP Fund would have. Further, the Trustees considered that, by allowing the RMMPP Fund to compensate the Distributor over time through asset-based distribution fees, rather than solely through front-end commissions, in exchange for the substantial up-front costs that the Distributor would incur in connection with its distribution activities related to the Class B Shares of the RMMPP Fund during the RMMPP Fund's Offering Period, the Distribution Plan would provide prospective investors purchasing shares through Financial Intermediaries with a viable alternative to Class A Shares (on which investors pay a front-end commission) for payment of distribution expenses.

For the RMMPP Fund, the 12b-1 fees may be used to compensate the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents (as defined below) for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class B Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts that may be expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan. The Distributor has advised the Trustees that it does not expect that payments made by FRIC under the Distribution Plan during the Guarantee Period will exceed the up-front costs to be incurred by the Distributor in connection with its distribution activities related to Class B Shares of the RMMPP Fund during the RMMPP Fund's Offering Period.

With respect to Class B Shares of the RMMPP Fund, the Distribution Plan provides that FRIC, on behalf of the RMMPP Fund, will pay a fee to the Distributor for activities, services or expenses primarily intended to result in the sale of Class B shares of the RMMPP Fund. This fee will accrue daily at the annual rate of 0.75% of the RMMPP Fund's average daily net assets attributable to the Class B Shares of the RMMPP Fund and will be payable monthly in arrears.

For the RMMPP Fund, the Distribution Plan does not provide for the RMMPP Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. Any amendment to increase materially the costs that Class B Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a 1940 Act Vote of shareholders and a vote of the Trustees, including a majority of the

Independent Trustees, in accordance with Rule 12b-1. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees.

With respect to Class B Shares of the RMMPP Fund, the Distribution Plan and the related agreements (including any Selling Agent Agreements, as defined below) permit the Distributor to sell its right to receive distribution fees under the Distribution Plan and contingent deferred sales charges to third parties to finance the payment of commissions to brokers at the time of sale and other distribution-related expenses. For the RMMPP Fund, the Distribution Plan is terminable, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a 1940 Act Vote. With respect to Class B Shares issued and outstanding at the time of any such termination, the obligation of FRIC to make payments with respect to expenses incurred in connection with those Shares prior to any termination, pursuant to the terms of the Distribution Plan, will continue beyond the termination of the Distribution Plan itself, unless the Distribution Plan is terminated in a manner that also constitutes a "Complete Termination." A Complete Termination is defined by the Distribution Plan to mean a termination of the Distribution Plan for the RMMPP Fund along with (a) the complete cessation of the payment of distribution fees in respect of all Class B Shares of the RMMPP Fund, and (b) the complete cessation of the payment of all "asset based sales charges" (as such term defined in the NASD Conduct Rules) or similar fees pursuant to any other 12b-1 distribution plan under the 1940 Act in respect of Class B Shares of the RMMPP Fund and any successor fund acquiring a substantial portion of the assets of the RMMPP Fund and for every future class of shares of the RMMPP Fund which has substantially similar characteristics to the Class B Shares of the Fund taking into account the manner of payment and amount of sales charge, contingent deferred sales charge or other similar charges borne directly or indirectly by the holders of such shares, (c) a determination by the Trustees, including a majority of the Independent Trustees, that such termination is in the best interest of the Fund and the shareholders of the Fund taking into account to the extent appropriate in the judgment of the Trustees the impact of such decision on the Distributor's ability to finance distribution costs for the Class B shares of the RMMPP Fund in the future, and
(d) such termination does not alter the contingent deferred sales charges in effect immediately prior to such termination applicable to then issued and outstanding Shares on which such charges would have been due had the termination not occurred.

Selling Agent Agreements for Multiple Class Funds

Under the Distribution Plans, the Multiple Class Funds, including the RMMPP Fund, may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Under the Distribution Plan, the following Multiple Class Funds' Class C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2002, October 31, 2001 and the ten months ended October 31, 2000 (these amounts were for compensation to dealers):

                              10/31/02   10/31/01   10/31/00
                              --------   --------   --------

Diversified Equity            $201,641   $156,405   $115,300
Special Growth                 118,123     84,042     53,358
Equity Income                   13,675      8,087      5,813
Quantitative Equity            206,577    152,044    108,616
International Securities       130,226     92,818     63,594
Real Estate Securities          78,232     34,478     16,330
Diversified Bond               143,132     79,710     34,446
Tax-Managed Large Cap           61,172     56,251     23,427
Tax-Managed Mid & Small Cap     23,885     19,501      9,694
Short Term Bond                 54,654      7,379      5,113
Multistrategy Bond             141,236     96,253     53,451
Tax Exempt Bond                 29,167     11,217      3,889
Emerging Markets                30,554     18,102     13,229
Select Growth                   10,819      5,884         NA
Select Value                    15,906      8,344         NA

No Class A or Class B Shares of any Fund were issued or outstanding during the periods shown.

SHAREHOLDER SERVICES PLANS. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds (other than the RMMPP Fund). This services plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999, August 7, 2000 and November 25, 2002. A majority of the Trustees, including the Independent Trustees, adopted a Shareholder Services Plan for certain classes of Shares of the RMMPP Fund on November 25, 2002. These plans are referred to as the "Service Plan."

Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class A (RMMPP Fund only), Class B, Class C or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class A (RMMPP Fund only), Class B, Class C or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class A (RMMPP Fund only), Class B, Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Multiple Class Funds' Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2002:

                              Class C   Class E
                              -------   -------
Diversified Equity            $67,214   $59,496
Special Growth                 39,374    28,765
Equity Income                   4,558     2,892
Quantitative Equity            68,859    62,160
International Securities       43,409    42,343
Real Estate Securities         26,077    28,979
Diversified Bond               47,711    51,927
Tax-Managed Large Cap          20,391     6,772
Tax-Managed Mid & Small Cap     7,962     2,176
Short-Term Bond                18,218    45,471
Equity I                        --0--    65,725
Equity II                       --0--    79,073
Equity III                      --0--     7,700
Fixed I                         --0--    73,447
Fixed III                       --0--    13,798
International                   --0--    38,878
Equity Q                        --0--    51,628
Emerging Markets               10,185    19,177
Multistrategy Bond             47,079    33,418
Tax Exempt Bond                 9,722    14,123
Select Growth                   3,606     7,315
Select Value                    5,302     8,957

No Class A or Class B Shares of any Fund were issued during the period shown.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records (except for Money Market, Tax Exempt Bond, U.S. Government Money Market, Tax Free Money Market and Tax-Managed Large Cap Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 29, 2004 all or a portion of its aggregate combined advisory and administrative fees with respect to certain Funds.

PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. As described in the Prospectus, the Funds provide you with different classes of shares based upon your individual investment needs.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights, except that Class B shares of the RMMPP Fund automatically convert to Class A shares in eight years.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) payments pursuant to a distribution plan or shareholder services plan for that specific class, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.

Class A Shares of the RMMPP Fund

Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows.

The Fund receives the entire net asset value of all Class A shares that are sold. The Distributor retains the full applicable sales charge from which it pays the uniform reallowances shown in the table below.

                                                                           Broker/Dealer
                                         Sales charge     Sales charge       commission
Amount of                                  as a % of        as a % of        as a % of
your investment                         offering price   your investment   offering price
---------------                         --------------   ---------------   --------------
Less than $25,000....................        5.00%            5.26%                4.50%
$25,000 to less than $50,000.........        4.25%            4.44%                3.83%
$50,000 to less than $100,000........        3.75%            3.90%                3.38%
$100,000 to less than $250,000.......        3.25%            3.36%                2.93%
$250,000 to less than $500,000.......        2.75%            2.83%                2.48%
$500,000 to less than $1,000,000.....        2.00%            2.04%                1.80%

$1,000,000 or more...................       --0--*           --0--*          up to 1.00%

* Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a Deferred Sales Charge of 1.00% on the lower of the offering price or current net asset value on redemptions made within 12 months of purchase. The Deferred Sales Charge on Class A shares is retained by the Distributor at the time of redemption. The Deferred Sales Charge is waived in the same circumstances in which the Deferred Sales Charge applicable to Class B shares is waived. See "Deferred Sales Charge Provisions" and "Waivers of Deferred Sales Charge" below.

Financial intermediaries receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the Securities Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account. Financial intermediaries that sell Class A shares will also receive the shareholder services fee payable under the RMMPP Fund's shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class A shares sold by them.

Class A Shares of the Money Market Fund

Class A shares of the Money Market Fund are sold without an initial sales charge. Financial Intermediaries that sell Class A shares will receive the distribution fee payable under the Distribution Plan at an annual rate equal to 0.75% (presently limited to 0.15%) of the average daily net assets represented by the Class A shares sold by them.

Class B Shares of the RMMPP Fund

Class B shares are sold without an initial sales charge but are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

The Distributor pays out of its own assets (and not out of the RMMPP Fund's assets) a sales commission of up to 4.00% of the purchase price of the Class B shares to financial intermediaries at the time of sales. The Distributor retains the 0.75% Rule 12b-1 distribution fees paid by the RMMPP Fund and any contingent deferred sales charges on Class B shares to recoup a portion of the sales commission paid at the time of sale plus financing costs. Financial intermediaries that sell Class B shares will also receive the shareholder services fee payable under the RMMPP Fund's shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class B shares sold by them. The distributor may assign its rights to receive 12b-1 fees and service fees to third parties.

Class C Shares of all Funds

Financial intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds' Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class E Shares of all Funds

Financial intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

Class I, S and Y Shares of all Funds

Financial intermediaries will receive no shareholder services or distribution fees for these classes of shares.

Sales Charge Waivers and Reductions applicable to the RMMPP Fund

     Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without an initial sales charge in the following circumstances:

     (a) sales to board members and employees of FRIC (including retired board members and employees); the immediate families of such persons (including the surviving spouse of a deceased board member or employee); and to a pension, profit-sharing or other benefit plan for such persons;

     (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; and

     (c) purchases by shareholders who have redeemed Class A shares in a FRIC Fund and who wish to reinvest their redemption proceeds in another FRIC Fund, provided the reinvestment is made within 90 calendar days of the redemption.

     Cumulative Purchase Discount. The reduced sales load reflected in the sales charge tables applies to purchases of Class A shares of the RMMPP Fund made by related accounts on the same day through one Financial Intermediary. Investors must notify their Financial Intermediary at the time an order is placed for a purchase which would qualify for the reduced charge on the basis of same day purchases. Similar notification must be given in writing when such an order is placed by mail. The reduced sales charge will not be applied if such notification is not furnished at the time of the order. The reduced sales charge will also not be applied unless the records of the Distributor confirm the investor's representations concerning his holdings.

     Right of Accumulation. Class A shares of the RMMPP Fund may be purchased by any person at a reduced sales charge or at net asset value by accumulating the dollar amount of the new purchase and the total net asset value of all Class A shares of the RMMPP Fund owned by the investor or their immediate family. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional Information is available from the Fund or the investor's Financial Intermediary.

     Letter of Intent - Class A Shares. A Letter of Intent for an amount of $25,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the RMMPP Fund acquired during the term of the Letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. With respect to any investment in the RMMPP Fund made prior to that Fund's guarantee period, the goal must be achieved prior to the commencement of the guarantee period. Please contact your financial intermediary to obtain a Letter of Intent application.

Deferred Sales Charge Provisions applicable to the RMMPP Fund. Deferred Sales Charge Shares are (a) Class B shares and (b) Class A shares that were purchased without an initial sales charge but are subject to a Deferred Sales Charge. A Deferred Sales Charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge on the RMMPP Fund's Class B shares will be assessed on the original cost of the shares being redeemed. Any applicable Deferred Sales Charge on the RMMPP Fund's Class A shares will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a Deferred Sales Charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after purchase; or (d) with respect to Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

In determining the applicability and rate of any deferred sales charge at redemption, shares not subject to the deferred sales charge will be redeemed first, followed by those Deferred Sales Charge Shares that have been held for the longest period. The deferred sales charge is deducted from the proceeds of the redemption, not from the amount remaining in your account. The deferred sales charge may be waived in certain circumstances. See "Waivers of Deferred Sales Charges" for more information.

Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% Deferred Sales Charge if redeemed within 12 months of purchase. In circumstances in which the Deferred Sales Charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for the purpose of determining the number of years since a payment, all purchases will be aged to the exact date one year later. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.

Year Since Purchase Payment Was Made   Deferred Sales Charge
------------------------------------   ---------------------
1st                                            5%
2nd                                            4%
3rd                                            4%
4th                                            3%
5th                                            3%
6th and thereafter                            None

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to the higher Class B share distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

The conversion of Class B shares to Class A shares after eight years is subject to the Internal Revenue Service's continued position that the conversion of Class B shares is not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of sales charge or fee; however, such an exchange could constitute a taxable event for you, and absent such an exchange, Class B Shares would continue to be subject to higher expenses for longer than eight years.

The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in another FRIC Fund, and shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. There are currently no exchange privileges for Class A or Class B. For Federal income tax purposes, the amount of the Deferred Sales Charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any Deferred Sales Charge will be paid to the Funds' Distributor.

To provide an example, assume an investor purchased 100 Class B shares of the RMMPP Fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired five additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The Deferred Sales Charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total Deferred Sales Charge of $9.60.

Waivers of Deferred Sales Charge applicable to the RMMPP Fund. The Deferred Sales Charge will be waived on: (a) exchanges (there is currently no exchange privilege for the Class A or B Shares of the RMMPP Fund); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences; (c) redemptions of shares within 12 months following the death or disability of the shareholder;
(d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; (f) redemptions of shares to effect a combination of a Fund with any investment company by merger, acquisition of assets or otherwise; and (g) involuntary redemptions of small account balances. If the RMMPP Fund liquidates prior to the commencement of its post-guarantee period, no Deferred Sales Charge will apply. In addition, a shareholder who has redeemed shares from another FRIC Fund may, under certain circumstances, reinvest all or part of the redemption proceeds within 90 days and receive pro rata credit for any Deferred Sales Charge imposed on the prior redemption.

Deferred Sales Charge waivers may be granted subject to confirmation of the shareholder's status or holdings.

Frequent Trading: The Funds do not permit market-timing. Do not invest in the Funds if you are a market-timer. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing," is not permitted. Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Accordingly, if you engage in this type of activity a Fund may suspend or terminate your trading privileges. A Fund may consider a shareholder's trading history in any FRIC fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate your trading privileges. This policy will not affect any shareholder's redemption rights.

Minimum Investment Requirements. You may be eligible to purchase Fund Shares if you do not meet the applicable required minimum investment. The Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. The Funds may also, at their discretion, waive the minimum initial investment for clients of certain Financial Intermediaries who have entered into special arrangements with the Funds. If you invest less than the required minimum investment in a Fund, and the minimum investment required has not been waived for you, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.

Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

Uncashed Checks. Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Referral Fees. The Distributor may enter into written agreements with certain Financial Intermediaries in which it agrees to pay a client service or referral fee out of its own resources, to such intermediaries in connection with their performing ongoing client service activities with respect to referred clients. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and describing the fee to be received by the intermediary.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities listed and principally traded on any national securities exchange or over-the-counter ("OTC") are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Fixed-income securities are valued on the basis of the closing bid price, and options and futures contracts are valued on the basis of last sale price.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange or OTC are valued on the basis of the last sale price. If there is no last sale or mean bid price, the securities may be valued on the basis of prices provided by a pricing service when the prices are believed to be reliable.

Money market instruments maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2(a)-7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Short-term securities maturing within 60 days at time of purchase held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity III, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Select Growth, Select Value and Diversified Bond Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Equity II, Fixed Income III, Special Growth, Short Term Bond, Multistrategy Bond, Tax Exempt Bond and Russell Multi-Manager Principal Protected Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax-Managed Large Cap Fund and the Tax-Managed Mid & Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short-term capital gains and to minimize the realization of net long-term capital gains. These policies are expected to result in a lower portfolio turnover rate for the Tax-Managed Large Cap Fund and the Tax-Managed Mid & Small Cap Fund.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund is purchasing the same security thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds' investment objective and policies, those Funds' ability to change money managers may be constrained.

The Funds, except the Tax Exempt Bond, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, do not give significant weight to attempting to realize long-term capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

The portfolio turnover rates for the fiscal years ended October 31, 2002 and October 31, 2001 for each Fund (other than the Money Market, US Government Money Market and Tax Free Money Market Funds) were:

                              10/31/02   10/31/01
                              --------   --------
Equity I                       130.46%    144.94%
Equity II                      126.57     134.79
Equity III                     109.87     118.26
Equity Q                        71.16      79.24
Tax-Managed Large Cap           65.39      52.57
Tax-Managed Mid & Small Cap     89.13     105.31
International                   87.84     111.84
Emerging Markets                90.21      83.74
Fixed Income I                 165.28     188.97
Fixed Income III               231.09     165.41
Diversified Equity             128.80     146.81
Special Growth                 125.06     126.83
Equity Income                  112.82     119.47
Quantitative Equity             71.10      85.00
International Securities        79.09     104.65
Real Estate Securities          67.70      44.50
Diversified Bond               156.21     155.87
Short Term Bond                163.86     260.94
Multistrategy Bond             252.09     176.44
Tax Exempt Bond                 39.83      31.16
Select Growth*                 212.37     169.36
Select Value*                   92.95      71.75

* The Select Value and Select Growth Funds commenced operations on January 31, 2001.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager. FRIC's arrangements with FRIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. The factors that may be considered in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any (for the specific transaction and on a continuing basis) and the value research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, FRIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo does not expect FRIC to ordinarily effect a significant portion of FRIC's total brokerage business for the Funds with broker-dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of unaffiliated correspondent brokers. FRS is an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to obtain either research services for FRIMCo, to assist it in its capacity as a manager of managers, to generate commission rebates to the Funds on whose behalf the trades were made or to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions.

For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to effect transactions with or through FRS and its correspondents only to the extent that the Funds will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo will benefit the particular Funds generating the trading activity, but may also benefit other Funds within FRIC and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds will benefit from research provided with respect to trading by those other funds and clients. A portion of the research services will be obtained at cost from Russell/Mellon Analytical Services, Inc. ("RMAS"), an affiliate of FRIMCo. RMAS is a joint venture between FRC and Mellon Bank, and is a major supplier of investment analytics to the investment management industry world-wide. In some cases, research may also be provided by non-affiliated brokers.

Decisions concerning the acquisition of research services are approved and monitored by a FRC Soft Dollar Committee, which consists principally of individual employees in research and investment management roles. The committee acts as an oversight body with respect to all purchases of research services using soft dollars generated by funds managed by FRC affiliates, including the Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to research purchases.

FRS also rebates to the Funds a portion of commissions earned on trading by the Funds through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research needs have been met, as determined annually in the Soft Dollar Committee budgeting process.

FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services are at ordinary and customary commission rates and do not result in commission rebates.

BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. FRC maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the ten months ended October 31, 2000 and the fiscal years ended October 31, 2001 and October 31, 2002, the brokerage commissions paid by the Funds were:

                                                2002          2001          2000
                                            -----------   -----------   -----------
Equity I                                    $ 2,776,746   $ 3,222,483   $ 3,081,680
Equity II                                     3,363,789     2,070,939     1,847,045
Equity III                                      185,184       284,943       324,505
Equity Q                                      2,008,344     1,801,456       964,516
Tax-Managed Large Cap (formerly Equity T)       509,418       531,811       466,177
Tax-Managed Mid & Small Cap                     371,672       237,723       206,572
International                                 4,216,242     4,735,081     4,607,947
Emerging Markets                              1,785,322     1,445,466     1,692,868
Diversified Equity                            3,601,814     3,433,247     5,723,294
Special Growth                                2,669,059     1,944,664     1,661,104
Equity Income                                   243,998       343,358       338,999
Quantitative Equity                           1,404,297     1,588,513     1,055,437
International Securities                      2,635,602     3,832,844     4,138,197
Real Estate Securities                        1,630,695     1,216,472     1,137,722
Select Growth*                                  349,593       225,978            --
Select Value*                                   294,614       173,575            --
                                            -----------   -----------   -----------
   Total                                    $28,046,389   $27,088,553   $27,246,063
                                            -----------   -----------   -----------

* The Select Growth and Select Value Funds commenced operations on January 31, 2001.

The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

The Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Multistrategy Bond, Tax Exempt Bond, Money Market, US Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.

During the fiscal year ended October 31, 2002, approximately $3.5 million of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the fiscal years ended October 31, 2002, October 31, 2001 and the ten months ended October 31, 2000 from portfolio transactions effected for the Funds, were as follows:

                                          2002                        2001                        2000
----------------------------------------------------------------------------------------------------------------
                                              Percent of                  Percent of                  Percent of
                                                Total                       Total                       Total
Affiliated Broker/Dealer       Commissions   Commissions   Commissions   Commissions   Commissions   Commissions
----------------------------------------------------------------------------------------------------------------
Autranet                        $       --         --       $       --         --       $    6,872      0.02%
----------------------------------------------------------------------------------------------------------------
Commerze Bank                           --         --               --         --           10,690      0.04%
----------------------------------------------------------------------------------------------------------------
Credit Lyonnais                      4,109       0.01%              --         --               --        --
----------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette            --         --               --         --           22,973      0.08%
----------------------------------------------------------------------------------------------------------------
Frank Russell Securities         3,584,500      12.78%       3,143,852      10.54%       1,669,182      5.78%
----------------------------------------------------------------------------------------------------------------
JP Morgan                               --         --               --         --          171,668      0.58%
----------------------------------------------------------------------------------------------------------------
Robert W. Baird & Co.                9,616       0.03%          31,627       0.11%          14,758      0.05%
----------------------------------------------------------------------------------------------------------------
Robinson Humphrey                       --         --               --         --            5,350      0.02%
----------------------------------------------------------------------------------------------------------------
Salomon Smith Barney                    --         --               --         --          153,062      0.52%
----------------------------------------------------------------------------------------------------------------
Sanford Bernstein                   10,765       0.04%          32,732       0.11%          62,641      0.21%
----------------------------------------------------------------------------------------------------------------
Schroder&Co.                            --         --               --         --            1,394      0.00%
----------------------------------------------------------------------------------------------------------------
Total                           $3,608,990      12.87%      $3,208,211      10.76%      $2,148,590      7.31%
----------------------------------------------------------------------------------------------------------------

The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2002 for the Funds was 12.87%.

During the fiscal year ended October 31, 2002, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of October 31, 2002, was as follows:

                            Credit                                                        Morgan                    USB
                            Suisse                 Investment     Lehman                  Stanley     Salomon    Financial
                             First      Goldman    Technology   Brothers     Merrill       Dean        Smith      Services
Fund                         Boston      Sachs        Group        Inc.       Lynch       Witter       Barney      Group
--------------------------------------------------------------------------------------------------------------------------
Equity I                          --   3,957,690           --   5,231,434   3,149,091    3,054,442          --          --
Equity II                         --          --    1,620,520          --          --           --          --          --
Equity III                        --     317,188           --     288,191     511,566      450,694          --          --
Equity Q                          --   3,644,440           --   1,289,134   4,590,432   14,547,362          --          --
International              1,972,968          --           --          --          --           --          --   4,067,738
Fixed Income I             8,710,689   2,939,912           --   3,026,454     402,616    2,690,193     206,559     617,039
Fixed Income III           4,548,925     808,417           --     499,722     152,278    1,226,582   1,393,906     798,172
Diversified Equity                --   6,375,980           --   7,332,882   4,829,897    4,644,324          --          --
Special Growth                    --          --    1,476,970          --          --           --          --          --
Equity Income                     --     555,473           --     464,142     836,494      705,581          --          --
Quantitative Equity               --   2,377,120           --     239,715   4,129,340   11,564,533          --          --
International Securities   1,574,153          --           --          --          --           --          --   3,235,423
Diversified Bond           2,525,114   1,780,310           --   1,742,036     348,209    1,701,665          --   3,391,899
Short Term Bond            2,293,469          --           --   2,179,300          --    4,384,005          --          --
Multistrategy Bond         6,675,645   1,478,406           --     799,528     300,441    2,462,772     759,559   8,081,494
Emerging Markets                  --          --           --          --   1,213,782      344,442     483,717          --
Tax-Managed Large Cap             --   1,403,360           --          --     933,570    3,051,328          --          --
Tax-Managed Mid &
   Small Cap                      --          --      172,260          --          --           --          --          --
Select Growth                     --     229,120           --     220,005          --           --          --          --
Select Value                      --     615,760           --     516,719     451,985      533,204          --          --

At October 31, 2002, the Funds did not have any holdings in their following remaining top 10 broker-dealers:

     Broadcourt Capital, Corp.
     Correspondent Services Corportation

YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of Shares which they offer.

Calculation of Average Annual Total Return.

Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)/n/ = ERV

Where:        P   =  a hypothetical initial payment of $1,000;
              T   =  Average annual total return;
             /n/  =  Number of years; and
             ERV  =  Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of each Fund are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for all classes of Shares are set forth below.

Calculation of Average Annual Total Return After Taxes on Distributions.

Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)/n/ =ATV/D/

Where:       P    =  hypothetical initial payment of $1,000.
             T    =  average annual total return (after taxes on distributions).
              /n/ =  number of years.
           ATV/D/ =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.

The average annual total returns after taxes on distributions for the oldest class of each of the Funds is set forth below.

Calculation of Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares.

Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)/n/ =ATV/DR/

Where:       P     =  hypothetical initial payment of $1,000.
             T     =  average annual total return (after taxes on distributions and redemptions).
              /n/  =  number of years.
           ATV/DR/ =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.

The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

The average annual total returns after taxes on distributions for the oldest class of each of the Funds is set forth below.

Presentation of Average Annual Total Returns.

Those Funds and Classes that have not been in operation for 10 years (or, in some cases, have not been in operation for 5 years) are marked with an * in the following tables.

Returns for periods prior to the date that each Fund (other than the Select Growth and Select Value Funds) issued its Class E, Class C or Class Y Shares are those of the Fund's Class S or Class I Shares, as applicable, and therefore do not reflect deduction of Rule 12b-1 or shareholder servicing fees.

Except for the Short Term Bond Fund, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap and Tax Exempt Bond Funds, all Funds with Class C Shares first issued those Class C Shares on January 29, 1999. The Short Term Bond Fund first issued Class C Shares on March 3, 1999. The Tax Exempt Bond Fund first issued Class C Shares on March 29, 1999. The Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds first issued Class C Shares on December 1, 1999.

Each Fund (other than the Select Growth and Select Value Funds) commenced operations of its Class E Shares on the following dates: Diversified Equity - May 27, 1997; Equity Income, Quantitative Equity, Special Growth, International Securities, Real

Estate Securities and Diversified Bond - November 4, 1996; Multistrategy Bond - September 11, 1998; Emerging Markets - September 22, 1998; Short Term Bond - February 18, 1999; Tax Exempt Bond - May 14, 1999; Tax-Managed Large Cap and Tax-Managed Mid & Small Cap - December 6, 2000; and Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III - May 14, 1999. The returns for the Class E Shares issued prior to May 18, 1998 reflect the deduction of Rule 12b-1 distribution fees from the date each Fund's Class E Shares were first issued until May 18, 1998. Effective May 18, 1998, Class E Shares of the Funds no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees.

Each Fund which issues Class Y Shares, other than the Equity III and Fixed Income III Funds, commenced operations of its Class Y Shares on March 29, 2000. The Fixed Income III Fund commenced operations of its Class Y Shares on June 7, 2000. For the periods shown, no Class Y Shares of the Equity III Fund were issued.

For periods prior to April 1, 1995, performance results for the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I, Fixed Income III, Emerging Markets, Short Term Bond and Money Market Funds do not reflect deduction of investment management fees.

No returns are shown for the Russell Multi-Manager Principal Protected Fund as that Fund has not been in operation for a full calendar year as of the date of this Statement.

The returns of the Tax Exempt Bond Fund prior to January 1, 1999 reflect a higher advisory fee than is currently born by the Fund.

The Tax-Managed Large Cap Fund commenced operations on October 7, 1996. The Tax-Managed Mid & Small Cap Fund commenced operations on December 1, 1999. The Emerging Markets, Multistrategy Bond and Fixed Income III Funds commenced operations on January 29, 1993. The Select Growth and Select Value Funds commenced operations on January 31, 2001.

No Class A Shares of the Money Market Fund were issued as of the date of this Statement.

Past performance, both before-tax and after-tax, is no indication of future results.

Average Annual Total Return Before Taxes

                                                                                 10 Years Ending
                                                                               October 31, 2002 or
                                          1 Year Ending      5 Years Ending     From Inception to
Fund                                     October 31, 2002   October 31, 2002    October 31, 2002
--------------------------------------------------------------------------------------------------
Equity I - Class I                           (14.04)%            (1.25)%              9.03%
--------------------------------------------------------------------------------------------------
Equity I - Class Y                           (13.96)             (1.21)               9.06
--------------------------------------------------------------------------------------------------
Equity I - Class E                           (14.26)             (1.41)               8.94
--------------------------------------------------------------------------------------------------
Equity II - Class I                           (9.17)              1.28               10.11
--------------------------------------------------------------------------------------------------
Equity II - Class Y                           (9.07)              1.34               10.13
--------------------------------------------------------------------------------------------------
Equity II - Class E                           (9.37)              1.12               10.02
--------------------------------------------------------------------------------------------------
Equity III - Class I                         (15.90)             (2.72)               8.25
--------------------------------------------------------------------------------------------------
Equity III - Class E                         (16.11)             (2.88)               8.16
--------------------------------------------------------------------------------------------------
Equity Q - Class I                           (15.50)              1.07               10.66
--------------------------------------------------------------------------------------------------
Equity Q - Class Y                           (15.41)              1.12               10.69
--------------------------------------------------------------------------------------------------
Equity Q - Class E                           (15.70)              0.92               10.58
--------------------------------------------------------------------------------------------------
International - Class I                      (12.46)             (3.18)               4.20
--------------------------------------------------------------------------------------------------
International - Class Y                      (12.42)             (3.14)               4.23
--------------------------------------------------------------------------------------------------
International - Class E                      (12.68)             (3.35)               4.11
--------------------------------------------------------------------------------------------------
Fixed Income I - Class I                       5.38               7.05                7.28
--------------------------------------------------------------------------------------------------
Fixed Income I - Class Y                       5.50               7.10                7.31
--------------------------------------------------------------------------------------------------
Fixed Income I - Class E                       5.10               6.86                7.19
--------------------------------------------------------------------------------------------------
Fixed Income III - Class I*                    3.84               6.21                6.87
--------------------------------------------------------------------------------------------------
Fixed Income III - Class E*                    3.61               6.05                6.79
--------------------------------------------------------------------------------------------------
Emerging Markets - Class S*                    5.91              (8.59)              (1.56)
--------------------------------------------------------------------------------------------------
Emerging Markets - Class E*                    5.71              (8.76)              (1.65)
--------------------------------------------------------------------------------------------------
Emerging Markets - Class C*                    4.94              (9.28)              (1.94)
--------------------------------------------------------------------------------------------------
Real Estate Securities - Class S               4.55               3.84               10.59
--------------------------------------------------------------------------------------------------
Real Estate Securities - Class E               4.27               3.53               10.35
--------------------------------------------------------------------------------------------------
Real Estate Securities - Class C               3.56               2.98               10.06
--------------------------------------------------------------------------------------------------
Short Term Bond - Class S                      4.81               6.18                5.81
--------------------------------------------------------------------------------------------------
Short Term Bond - Class E                      4.53               5.98                5.72
--------------------------------------------------------------------------------------------------
Short Term Bond - Class C                      3.73               5.41                5.43
--------------------------------------------------------------------------------------------------
Diversified Equity - Class S                 (14.02)             (1.60)               8.50
--------------------------------------------------------------------------------------------------
Diversified Equity - Class E                 (14.22)             (1.89)               8.31
--------------------------------------------------------------------------------------------------
Diversified Equity - Class C                 (14.85)             (2.42)               8.01
--------------------------------------------------------------------------------------------------
Special Growth - Class S                      (9.56)              0.91                9.63
--------------------------------------------------------------------------------------------------
Special Growth - Class E                      (9.77)              0.62                9.40
--------------------------------------------------------------------------------------------------
Special Growth - Class C                     (10.42)              0.07                9.10
--------------------------------------------------------------------------------------------------
Equity Income - Class S                      (16.55)             (2.80)               7.98
--------------------------------------------------------------------------------------------------
Equity Income - Class E                      (16.74)             (3.10)               7.73
--------------------------------------------------------------------------------------------------
Equity Income - Class C                      (17.31)             (3.62)               7.44
--------------------------------------------------------------------------------------------------
Quantitative Equity - Class S                (15.94)              0.58               10.08
--------------------------------------------------------------------------------------------------
Quantitative Equity - Class E                (16.16)              0.26                9.82
--------------------------------------------------------------------------------------------------
Quantitative Equity - Class C                (16.78)             (0.22)               9.56
--------------------------------------------------------------------------------------------------
International Securities - Class S           (12.67)             (3.40)               3.75
--------------------------------------------------------------------------------------------------
International Securities - Class E           (12.91)             (3.67)               3.54
--------------------------------------------------------------------------------------------------
International Securities - Class C           (13.52)             (4.20)               3.25
--------------------------------------------------------------------------------------------------
Diversified Bond - Class S                     5.18               6.87                7.03
--------------------------------------------------------------------------------------------------

Average Annual Total Return Before Taxes

                                                                                 10 Years Ending
                                                                               October 31, 2002 or
                                          1 Year Ending      5 Years Ending     From Inception to
Fund                                     October 31, 2002   October 31, 2002    October 31, 2002
--------------------------------------------------------------------------------------------------
Diversified Bond - Class E                     4.90               6.57                6.80
--------------------------------------------------------------------------------------------------
Diversified Bond - Class C                     4.11               5.95                6.49
--------------------------------------------------------------------------------------------------
Multistrategy Bond - Class S*                  3.72               6.01                6.56
--------------------------------------------------------------------------------------------------
Multistrategy Bond - Class E*                  3.36               5.76                6.44
--------------------------------------------------------------------------------------------------
Multistrategy Bond - Class C*                  2.71               5.20                6.15
--------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class S                      4.77               4.86                4.66
--------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class E                      4.54               4.68                4.57
--------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class C                      3.84               4.13                4.30
--------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class S*             (18.21)             (0.01)               4.75
--------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class E*             (18.47)             (0.11)               4.66
--------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class C*             (19.17)             (0.62)               4.22
--------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class S*        (8.77)                --              (10.12)
--------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class E*        (9.00)                --              (10.28)
--------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class C*        (9.65)                --              (10.96)
--------------------------------------------------------------------------------------------------
Select Growth - Class S*                     (20.42)                --              (30.16)
--------------------------------------------------------------------------------------------------
Select Growth - Class E*                     (20.51)                --              (30.38)
--------------------------------------------------------------------------------------------------
Select Growth - Class C*                     (21.35)                --              (30.98)
--------------------------------------------------------------------------------------------------
Select Growth - Class I*                     (20.27)                --              (30.08)
--------------------------------------------------------------------------------------------------
Select Value - Class S*                      (11.78)                --              (14.63)
--------------------------------------------------------------------------------------------------
Select Value - Class E*                      (11.86)                --              (14.85)
--------------------------------------------------------------------------------------------------
Select Value - Class C*                      (12.82)                --              (15.62)
--------------------------------------------------------------------------------------------------
Select Value - Class I*                      (11.72)                --              (14.54)
--------------------------------------------------------------------------------------------------

Average Annual Total Return After Taxes on Distributions

                                                                                 10 Years Ending
                                                                               October 31, 2002 or
                                          1 Year Ending      5 Years Ending     From Inception to
Fund                                     October 31, 2002   October 31, 2002    October 31, 2002
--------------------------------------------------------------------------------------------------
Equity I - Class I                           (14.32)             (3.85)               5.82
--------------------------------------------------------------------------------------------------
Equity II - Class I                           (9.32)             (1.11)               6.92
--------------------------------------------------------------------------------------------------
Equity III - Class I                         (16.29)             (5.38)               4.42
--------------------------------------------------------------------------------------------------
Equity Q - Class I                           (15.82)             (1.63)               7.47
--------------------------------------------------------------------------------------------------
International - Class I                      (12.45)             (4.35)               2.59
--------------------------------------------------------------------------------------------------
Fixed Income I - Class I                       3.06               4.52                4.44
--------------------------------------------------------------------------------------------------
Fixed Income III - Class I*                    1.34               3.49                4.19
--------------------------------------------------------------------------------------------------
Select Growth - Class I*                     (20.27)                --              (30.08)
--------------------------------------------------------------------------------------------------
Select Value - Class I*                      (12.08)                --              (14.89)
--------------------------------------------------------------------------------------------------
Emerging Markets - Class S*                    5.98              (8.71)              (2.02)
--------------------------------------------------------------------------------------------------
Real Estate Securities - Class S               2.27               1.25                7.70
--------------------------------------------------------------------------------------------------
Short Term Bond - Class S                      2.97               3.95                3.48
--------------------------------------------------------------------------------------------------
Diversified Equity - Class S                 (14.18)             (3.79)               5.46
--------------------------------------------------------------------------------------------------
Special Growth - Class S                      (9.56)             (1.24)               6.85
--------------------------------------------------------------------------------------------------
Equity Income - Class S                      (16.72)             (5.35)               4.33
--------------------------------------------------------------------------------------------------
Quantitative Equity - Class S                (16.15)             (1.60)               7.23
--------------------------------------------------------------------------------------------------
International Securities - Class S           (12.54)             (4.32)               2.47
--------------------------------------------------------------------------------------------------
Diversified Bond - Class S                     3.44               4.37                4.29
--------------------------------------------------------------------------------------------------
Multistrategy Bond - Class S*                  3.37                 --                3.98
--------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class S                      4.77               4.86                4.66
--------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class S*             (18.36)             (0.21)               4.56
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class S*        (8.80)                --              (10.14)
--------------------------------------------------------------------------------------------------

Average Annual Total Return After Taxes
on Distributions and Sale of Fund Shares

                                                                                 10 Years Ending
                                                                               October 31, 2002 or
                                          1 Year Ending      5 Years Ending     From Inception to
Fund                                     October 31, 2002   October 31, 2002    October 31, 2002
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Equity I - Class I                            (8.60)             (1.48)               6.36
--------------------------------------------------------------------------------------------------
Equity II - Class I                           (5.61)             (0.40)               7.17
--------------------------------------------------------------------------------------------------
Equity III - Class I                          (9.74)             (2.60)               5.40
--------------------------------------------------------------------------------------------------
Equity Q - Class I                            (9.49)             (0.52)               7.87
--------------------------------------------------------------------------------------------------
International - Class I                       (7.48)             (2.43)               3.16
--------------------------------------------------------------------------------------------------
Fixed Income I - Class I                       3.31               4.39                4.41
--------------------------------------------------------------------------------------------------
Fixed Income III - Class I*                    2.28               3.61                4.17
--------------------------------------------------------------------------------------------------
Select Growth - Class I*                     (12.45)                --              (23.37)
--------------------------------------------------------------------------------------------------
Select Value - Class I*                       (7.17)                --              (11.63)
--------------------------------------------------------------------------------------------------
Emerging Markets - Class S*                    3.79              (6.59)              (1.30)
--------------------------------------------------------------------------------------------------
Real Estate Securities - Class S               3.00               1.84                7.36
--------------------------------------------------------------------------------------------------
Short Term Bond - Class S                      2.91               3.83                3.47
--------------------------------------------------------------------------------------------------
Diversified Equity - Class S                  (8.60)             (1.61)               5.97
--------------------------------------------------------------------------------------------------
Special Growth - Class S                      (5.87)              0.24                6.99
--------------------------------------------------------------------------------------------------
Equity Income - Class S                      (10.15)             (2.69)               5.22
--------------------------------------------------------------------------------------------------
Quantitative Equity - Class S                 (9.77)              0.20                7.46
--------------------------------------------------------------------------------------------------
International Securities - Class S            (7.64)             (2.54)               2.92
--------------------------------------------------------------------------------------------------
Diversified Bond - Class S                     3.12               4.24                4.25
--------------------------------------------------------------------------------------------------
Multistrategy Bond - Class S*                  2.22               3.48                3.97
--------------------------------------------------------------------------------------------------
Tax Exempt Bond - Class S                      4.44               4.71                4.56
--------------------------------------------------------------------------------------------------
Tax-Managed Large Cap - Class S*             (11.15)             (0.08)               3.81
--------------------------------------------------------------------------------------------------
Tax-Managed Mid & Small Cap - Class S*        (5.38)                --               (7.93)
--------------------------------------------------------------------------------------------------

Yield Quotation.

Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund calculates yields for each class of Shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments (the "Money Market Funds") are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                             YIELD = 2[(a-b+1)/6/ -1]
                             ------------------------
                                        cd

Where: A = dividends and interest earned during the period
       B = expenses accrued for the period (net of reimbursements)
       C = average daily number of Shares outstanding during the period that were entitled to receive dividends
       D = the maximum offering price per share on the last day of the period

Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. Current yields are calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yields, carried out to at least the nearest hundredth of one percent, are calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) [POWER OF 365/7] - 1.

Tax equivalent current yields are calculated by dividing that portion of a Fund's yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax exempt.

Tax equivalent effective yield is calculated by dividing that portion of a Fund's effective yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate (39.6%) and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax exempt.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

Current and effective yields for the 7 days ended October 31, 2002 for the Class S Shares of the Money Market Funds are set forth below. The tax-equivalent yield for the Tax Free Money Market Funds is also set forth below.

Fund                                7-Day yield   Tax Equivalent   Effective
----                                -----------   --------------   ---------
Money Market Fund                      1.78            2.95           1.80
U.S. Government Money Market Fund      1.73            2.86           1.75
Tax Free Money Market Fund             1.62            2.68           1.63

The yields for the Funds investing primarily in fixed-income instruments are reported in the respective Prospectuses.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.

            INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund's investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Certain investment policies and restrictions may also be fundamental. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the respective Prospectuses.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

No Fund may:

     1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. Banks having net assets in excess of $100,000,000.

     2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

     4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

     5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

     6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

     7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or
     (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

     An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

     For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

     No Fund may borrow money for purposes of leveraging or investment.

Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

INVESTMENT POLICIES.

The investment objective and principal investment strategies for each of the Funds are provided in their Prospectuses. The following tables illustrate the investments that the Funds primarily invest in or are permitted to invest in. The Funds may not invest in all of the investments listed below. Additionally, during its Guarantee Period, the Russell Multi-Manager Principal Protected Fund is not permitted by the terms of the Financial Guarantee Agreement executed in connection with the financial guarantee insurance policy obtained by the fund to invest in all the securities and utilize all the techniques described below and in the Prospectus.


                            Diversified   Equity   Quantitative   International   Diversified
    Type of Portfolio         Equity      Income     Equity        Securities        Bond
        Security               Fund        Fund       Fund            Fund           Fund
---------------------------------------------------------------------------------------------
Common stocks............       X           X           X              X
---------------------------------------------------------------------------------------------
Common stock
  Equivalents
---------------------------------------------------------------------------------------------
  (warrants).............       X           X           X              X
---------------------------------------------------------------------------------------------
  (options)..............       X           X           X              X
---------------------------------------------------------------------------------------------
  (convertible debt
  securities)............       X           X           X              X              X
---------------------------------------------------------------------------------------------
  (depository receipts)..       X           X           X              X              X
---------------------------------------------------------------------------------------------
Preferred stocks.........       X           X           X              X              X
---------------------------------------------------------------------------------------------
Equity derivative
  Securities.............       X           X           X              X
---------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or
  junk bonds)............
---------------------------------------------------------------------------------------------
US government
  Securities.............       X           X           X              X              X
---------------------------------------------------------------------------------------------
Municipal obligations....                                                             X
---------------------------------------------------------------------------------------------
Investment company
  Securities (including
  ETFs)..................       X           X           X              X              X
---------------------------------------------------------------------------------------------
Foreign securities.......       X           X           X              X              X
---------------------------------------------------------------------------------------------

                                               Real
                            Multistrategy     Estate     Select   Select
    Type of Portfolio           Bond        Securities   Growth   Value
        Security                Fund          Fund        Fund     Fund
------------------------------------------------------------------------
Common stocks............                       X          X        X
------------------------------------------------------------------------
Common stock
  Equivalents
------------------------------------------------------------------------
  (warrants).............                       X          X        X
------------------------------------------------------------------------
  (options)..............                       X          X        X
------------------------------------------------------------------------
  (convertible debt
  securities)............         X             X          X        X
------------------------------------------------------------------------
  (depository receipts)..                       X
------------------------------------------------------------------------
Preferred stocks.........         X             X          X        X
------------------------------------------------------------------------
Equity derivative
  Securities.............                       X          X        X
------------------------------------------------------------------------
Debt securities (below
  investment grade or
  junk bonds)............         X
------------------------------------------------------------------------
US government
  Securities.............         X             X          X        X
------------------------------------------------------------------------
Municipal obligations....         X
------------------------------------------------------------------------
Investment company
  Securities (including
  ETFs)..................         X             X          X        X
------------------------------------------------------------------------
Foreign securities.......         X             X          X        X
------------------------------------------------------------------------

                                                      Tax-
                                           Tax-      Managed               Tax     Short            US Government   Tax Free
                             Emerging    Managed      Mid &     Special   Exempt    Term   Money        Money        Money
     Type of Portfolio        Markets   Large Cap   Small Cap   Growth     Bond     Bond   Market       Market       Market
        Securities             Fund        Fund       Fund       Fund      Fund     Fund    Fund         Fund         Fund
----------------------------------------------------------------------------------------------------------------------------
Common stocks.............       X          X           X          X
----------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
----------------------------------------------------------------------------------------------------------------------------
  (warrants)..............       X                                 X
----------------------------------------------------------------------------------------------------------------------------
  (options)...............       X          X           X          X
----------------------------------------------------------------------------------------------------------------------------
  (convertible debt
  securities).............       X          X           X          X                 X
----------------------------------------------------------------------------------------------------------------------------
  (depository receipts)...       X          X           X          X
----------------------------------------------------------------------------------------------------------------------------
Preferred stocks..........       X                      X          X                 X
----------------------------------------------------------------------------------------------------------------------------
Equity derivative
  securities .............       X          X           X          X
----------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or junk
  bonds)..................       X                                                   X
----------------------------------------------------------------------------------------------------------------------------
US government securities..       X          X           X          X        X        X       X            X            X
----------------------------------------------------------------------------------------------------------------------------
Municipal obligations.....                                                  X        X       X            X            X
----------------------------------------------------------------------------------------------------------------------------
Investment company
  Securities (including
  ETFs)...................       X          X           X          X        X        X       X            X            X
----------------------------------------------------------------------------------------------------------------------------
Foreign securities........       X          X           X          X                 X
----------------------------------------------------------------------------------------------------------------------------

                                                                                                  Fixed        Fixed     Multi-Mgr
      Type of Portfolio           Equity I   Equity II   Equity III   Equity Q   International   Income I   Income III   Principal
           Security                 Fund       Fund         Fund        Fund         Fund          Fund        Fund      Protected
----------------------------------------------------------------------------------------------------------------------------------
Common stocks..................       X          X           X           X            X                                     X
----------------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
----------------------------------------------------------------------------------------------------------------------------------
  (warrants)...................       X          X           X           X            X                                     X
----------------------------------------------------------------------------------------------------------------------------------
  (options)....................       X          X           X           X            X                                     X
----------------------------------------------------------------------------------------------------------------------------------
  (convertible debt
  securities)..................       X          X           X           X            X             X           X           X
----------------------------------------------------------------------------------------------------------------------------------
  (depository receipts)........       X          X           X           X            X                                     X
----------------------------------------------------------------------------------------------------------------------------------
Preferred stocks...............       X          X           X           X            X             X           X           X
----------------------------------------------------------------------------------------------------------------------------------
Equity derivative securities...       X          X           X           X            X                                     X
----------------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or junk
  bonds).......................                                                                                 X
----------------------------------------------------------------------------------------------------------------------------------
US government securities.......       X          X           X           X            X             X           X           X
----------------------------------------------------------------------------------------------------------------------------------
Municipal obligations..........                                                                     X           X
----------------------------------------------------------------------------------------------------------------------------------
Investment company
  Securities (including ETFs)..       X          X           X           X            X             X           X           X
----------------------------------------------------------------------------------------------------------------------------------
Foreign securities.............       X          X           X           X            X             X           X
----------------------------------------------------------------------------------------------------------------------------------

Other Investment Practices

The Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Funds, each of which may involve certain special risks. The Glossary located at the back of the Statement of Additional Information describes each of the investment techniques identified below.

                                    Diversified   Equity   Quantitative   International
        Type of Portfolio             Equity      Income      Equity       Securities
            Security                   Fund        Fund        Fund           Fund
---------------------------------------------------------------------------------------
Uninvested cash balances.........       X           X           X             X
---------------------------------------------------------------------------------------
Repurchase agreements(1).........
---------------------------------------------------------------------------------------
When-issued and forward
commitment securities............
---------------------------------------------------------------------------------------
Reverse repurchase
Agreements.......................                                             X
---------------------------------------------------------------------------------------
Lending portfolio
securities not to exceed
33 1/3% of total Fund
Assets...........................       X           X           X             X
---------------------------------------------------------------------------------------
Illiquid securities
(limited to 15% of a
Fund's net assets)...............       X           X           X             X
---------------------------------------------------------------------------------------
Forward currency
contracts(2).....................                                             X
---------------------------------------------------------------------------------------
Write (sell) call and put
options on securities,
securities indexes and
foreign currencies(3)............       X           X           X             X
---------------------------------------------------------------------------------------
Purchase options on
securities, securities
indexes, and currencies(3).......       X           X           X             X
---------------------------------------------------------------------------------------
Interest rate futures
contracts. stock index
futures contracts, foreign
currency contracts and options
on futures(4)....................       X           X           X             X
---------------------------------------------------------------------------------------
Liquidity portfolios.............       X           X           X             X
---------------------------------------------------------------------------------------

                                    Diversified   Multistrategy   Select   Select
        Type of Portfolio              Bond           Bond        Growth   Value
            Security                   Fund           Fund         Fund     Fund
---------------------------------------------------------------------------------
Uninvested cash balances.........       X              X            X        X
---------------------------------------------------------------------------------
Repurchase agreements(1).........       X              X
---------------------------------------------------------------------------------
When-issued and forward
commitment securities............       X              X
---------------------------------------------------------------------------------
Reverse repurchase
Agreements.......................       X              X
---------------------------------------------------------------------------------
Lending portfolio
securities not to exceed
33 1/3% of total Fund
Assets...........................       X              X            X        X
---------------------------------------------------------------------------------
Illiquid securities
(limited to 15% of a
Fund's net assets)...............       X              X            X        X
---------------------------------------------------------------------------------
Forward currency
contracts(2).....................       X              X
---------------------------------------------------------------------------------
Write (sell) call and put
options on securities,
securities indexes and
foreign currencies(3)............       X              X            X        X
---------------------------------------------------------------------------------
Purchase options on
securities, securities
indexes, and currencies(3).......       X              X            X        X
---------------------------------------------------------------------------------
Interest rate futures
contracts. stock index
futures contracts, foreign
currency contracts and options
on futures(4)....................       X              X            X        X
---------------------------------------------------------------------------------
Liquidity portfolios.............       X              X            X        X
---------------------------------------------------------------------------------


----------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International Securities, Diversified Bond and Multistrategy Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

                                                                  Tax-                                         US       Tax
                                  Real                 Tax-      Managed             Tax    Short          Government   Free
                                 Estate    Emerging   Managed     Mid &    Special  Exempt  Term   Money      Money     Money
    Type of Portfolio          Securities  Markets   Large Cap  Small Cap  Growth    Bond   Bond   Market    Market    Market
       Securities                 Fund       Fund      Fund       Fund      Fund     Fund   Fund    Fund      Fund      Fund
-----------------------------------------------------------------------------------------------------------------------------
Uninvested cash balances.....       X          X         X          X         X        X      X
-----------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1).....                  X                                       X      X       X         X
-----------------------------------------------------------------------------------------------------------------------------
When-issued and forward
   Commitment securities.....                  X                                       X      X       X         X         X
-----------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
   Agreements................                  X                                       X      X       X         X         X
-----------------------------------------------------------------------------------------------------------------------------
Lending portfolio
   securities not to
   exceed 33 1/3% of total
   Fund assets...............       X          X         X          X         X               X       X         X
-----------------------------------------------------------------------------------------------------------------------------
Illiquid securities
   (limited To 15% of a
   Fund's net assets)........       X          X         X          X         X        X      X
-----------------------------------------------------------------------------------------------------------------------------
Illiquid securities
   (limited To 10% of a
   Fund's net assets)........                                                                         X         X         X
-----------------------------------------------------------------------------------------------------------------------------
Forward currency
   contracts(2)..............                  X                                              X
-----------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
   options on securities,
   securities indexes and
   foreign currencies(3).....       X          X         X          X         X               X
-----------------------------------------------------------------------------------------------------------------------------
Purchase options on
   securities, securities
   indexes, and
   currencies(3).............       X          X         X          X         X               X
-----------------------------------------------------------------------------------------------------------------------------
Interest rate futures
   contracts, stock index
   futures contracts,
   foreign currency
   contracts and options
   on futures(4).............       X          X                              X        X      X
-----------------------------------------------------------------------------------------------------------------------------
Credit and liquidity
   Enhancements..............                                                          X              X         X         X
-----------------------------------------------------------------------------------------------------------------------------
Liquidity portfolio..........       X          X         X          X         X
-----------------------------------------------------------------------------------------------------------------------------

----------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the Emerging Markets and Short Term Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options.

     A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

                                                                                         Fixed      Fixed     Multi-Mgr
     Type of Portfolio        Equity I  Equity II  Equity III  Equity Q  International  Income I  Income III  Principal
         Security               Fund      Fund        Fund       Fund        Fund         Fund       Fund     Protected
-----------------------------------------------------------------------------------------------------------------------
Uninvested cash balances....      X         X           X          X           X            X          X          X
-----------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1)....                                                                X          X          X
-----------------------------------------------------------------------------------------------------------------------
When-issued and forward
commitment securities.......                                                                X          X
-----------------------------------------------------------------------------------------------------------------------
Reverse repurchase
Agreements..................                                                                X          X          X
-----------------------------------------------------------------------------------------------------------------------
Lending portfolio
securities
not to exceed 33 1/3%
of total Fund assets........      X         X           X          X           X            X          X          X
-----------------------------------------------------------------------------------------------------------------------
Illiquid securities
(limited
to 15% of a Fund's net
assets).....................      X         X           X          X           X            X          X          X
-----------------------------------------------------------------------------------------------------------------------
Forward currency
contracts(2)................                                                   X            X          X
-----------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
options on securities,
securities indexes and/or
foreign currencies(3).......      X         X           X          X           X            X          X          X
-----------------------------------------------------------------------------------------------------------------------
Purchase options on
securities, securities
indexes, and/or
currencies(3)...............      X         X           X          X           X            X          X          X
-----------------------------------------------------------------------------------------------------------------------
Interest rate futures
contracts, stock index
futures contracts, foreign
currency contracts and
options on futures(4).......      X         X           X          X           X            X          X          X
-----------------------------------------------------------------------------------------------------------------------
Liquidity portfolio.........      X         X           X          X           X            X          X          X
-----------------------------------------------------------------------------------------------------------------------

----------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International, International Securities, Fixed Income I and Fixed Income III Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets. Only the Fixed Income III Fund currently intends to write or purchase options on foreign currency.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

Uninvested Cash Balances. Each Fund (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds), and its money managers, may elect to invest the Fund's uninvested cash balances in one or more of FRIC's money market funds. Pursuant to exemptive relief from the SEC, any investment of uninvested cash balances in affiliated money market funds will not exceed 25% of the investing Fund's total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will invest uninvested cash balances in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances for all Funds (except the Tax Exempt Bond Fund and the RMMPP Fund) are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances invested in the Money market Fund is 0.10% (net of fee waivers and reimbursements). Currently, the uninvested cash balances for the RMMPP Fund are invested in FRIC's Money Market Fund or U.S. Government Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances invested in the Money Market and U.S. Government Money Market Funds are 0.10% (net of fee waivers and reimbursements) and 0.25%, respectively. Currently, the uninvested cash balances for the Tax Exempt Bond Fund are invested in FRIC's Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances invested in the Tax Free Money Market Fund is 0.25%. The SEC exemptive order requires that the Funds' Board determine that the advisory fees incurred in connection with the investment of uninvested cash balances in affiliated money market funds are not for duplicative services.

Liquidity Portfolio. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect a Fund's performance since the money manager sells the securities for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests.

The holding of significant amounts of cash is contrary to the investment objectives of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, International, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Select Growth, Select Value, Emerging Markets and International Securities Funds. The more cash these Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of those Funds' assets assigned to a "Liquidity Portfolio.

A Liquidity Portfolio addresses this potential detriment by having FRIMCo or a money manager selected for this purpose create a temporary equity exposure for uninvested cash balances by purchasing index futures contracts, index options and/or index swaps in amounts that expose the Liquidity Portfolio to the performance of the relevant index. This will enable the Funds to hold cash while receiving a return on the cash which is similar to that of equity securities.

Money Market Instruments. The Money Market, US Government Money Market and Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund Shares at "amortized cost." The Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Each of these Funds will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning these Funds, refer to the respective Prospectuses.

Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.

CERTAIN INVESTMENTS.

Repurchase Agreements. A Fund may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

High Risk Bonds. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, invest their assets only in securities rated BBB- or higher by S&P or Baa3 or higher by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB- by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB-, to have some speculative characteristics. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings.

The Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund), and 25% of its total assets (in the case of the Fixed Income III and Multistrategy Bond Funds) in debt securities rated less than BBB- by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. These lower rated debt securities are commonly referred to as "junk bonds." Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fixed Income III, Multistrategy Bond, Short Term Bond, and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

Securities rated BBB- by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see "Ratings of Debt Instruments."

Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Risk Factors. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

Illiquid Securities. The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). This 10% is counted towards a Fund's 15% limitation on illiquid securities. These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

Forward Commitments. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefore or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

Lending Portfolio Securities. Cash collateral received by a Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

Options, Futures and Other Financial Instruments. The Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose a Fund to an obligation to another party. The Funds will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

Options And Futures. The Funds, other than the Money Market, US Government Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting a Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets).

Options On Securities And Indexes. Each Fund, except as noted above, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as "cover" for written OTC options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written,

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provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires.

A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

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Options On Foreign Currency. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund's investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts And Options On Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

A Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.

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As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with a Fund's investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its uninvested cash balances for liquidity purposes.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to- market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the

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same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

In order to comply with applicable regulations of the CFTC pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined by CFTC Rules.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

Index Swap Agreements. The Equity I, Equity II, Equity III, Equity Q, International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Growth, Select Value, International Securities, Fixed Income III, Multistrategy Bond and Russell Multi-Manager Principal Protected Funds may enter into index swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Fund's investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

Under most swap agreements entered into by these Funds, the parties' obligations are determined on a "net basis." Consequently, a Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund's portfolio. No Fund will enter into a swap agreement with any

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single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Fund's assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is relatively new and is largely unregulated. The Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines.

Foreign Currency Futures Contracts. The Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar or to effect investment transactions consistent with the Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. If a Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Fund's commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

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At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code, for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the

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duration of the contracts.

Interest Rate Swaps. The Fixed Income III, Short Term Bond, Multistrategy Bond and Russell Multi-Manager Principal Protected Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Hedging Strategies. The Equity I, Equity II, Equity III, Equity Q, International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Value, Select Growth, International Securities and Russell Multi-Manager Principal Protected Funds may use stock index futures contracts, exchange traded and over-the-counter options and/or equity index swaps as "equitization" vehicles for uninvested cash balances held by those Funds. For example: equity index futures contracts are purchased to correspond with the uninvested cash balances in each of the Funds. As a result, a Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's uninvested cash balances will always be fully exposed to equity market performance.

Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income III, International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond, Tax Exempt Bond and Russell Multi-Manager Principal Protected Funds as a hedge during or in anticipation of adverse market events such as, in the case of the bond Funds, interest rate

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changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Depository Receipts. A Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

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ETF'S or Exchange Traded Funds. The Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. In the future, as new products become available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Real Estate Investment Trusts. The Funds may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. A Fund's investments in REITs is also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. Like mutual funds, REITs have expenses, including advisory and administration fees paid by REIT shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in REITs.

Commercial Paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Bank Instruments. The Diversified Bond, Multistrategy Bond, Short Term Bond, Money Market, Fixed Income I and Fixed Income III Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat

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different risks from the obligations of domestic banks. ECDs are US dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for the Multistrategy Bond Fund, Diversified Bond Fund, Short Term Bond Fund, Money Market Fund and Fixed Income I Fund.

Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes.

US Government Obligations. The types of US government obligations the Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

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Variable Amount Master Demand Notes. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Mortgage-Related And Other Asset-Backed Securities. The forms of mortgage-related and other asset-backed securities the Funds may invest in include the securities described below:

Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

Loan Participations. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be

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readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

     Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

          General Obligation Bonds - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

          Revenue Bonds - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

          Industrial Development Bonds - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

     Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

          Tax Anticipating Notes - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

          Bond Anticipating Notes - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

          Revenue Anticipation Notes - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

          Construction Loan Notes - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

          Pre-Refunded Municipal Bonds - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

          Tax Free Commercial Paper - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

     Tax Free Floating and Variable Rate Demand Notes - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, becomes effective in a stated time period of 1 to 30 days. The rate on the notes is readjusted periodically at a negotiated market clearing rate.

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

     Tax Free Participation Certificates - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

     A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

     The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

     Demand Notes. The Tax Exempt Bond, Money Market and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

     The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

     The Tax Exempt Bond, Money Market and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

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

Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. On January 1, 2002, those 11 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

Investment In Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

Investment In Emerging Markets. Foreign investment may include emerging market debt. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government

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

agencies" and debt securities denominated in multinational currency units of an issuer.

Other Debt Securities. Multistrategy Bond and Fixed Income III Funds may invest in debt securities issued by supranational organizations such as:

     The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

     The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

     The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

     The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Multistrategy Bond and Fixed Income III Funds may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

Brady Bonds. The Fixed Income III, Multistrategy Bond, Short Term Bond, International Securities Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market.

Credit And Liquidity Enhancements. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                     SPECIAL CONSIDERATIONS RELATING TO THE
                 RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND
                 DURING ITS GUARANTEE PERIOD (the "RMMPP Fund")

The Asset Allocation Process. In pursuing the RMMPP Fund's investment objective during the Guarantee Period, the fund's assets will be allocated between the equity component and the fixed income component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, and the market value of RMMPP Fund assets. If interest rates are low (particularly at the inception of the Guarantee Period), RMMPP Fund assets may be largely invested in the fixed income component in order to increase the likelihood of meeting the principal preservation aspect of its investment objective. In addition, if during the Guarantee Period the equity markets experience a major decline, the RMMPP Fund's assets may become largely or entirely invested in the fixed income component in order to increase the likelihood of meeting the principal preservation aspect of its investment objective.

The initial allocation of RMMPP Fund assets between the equity component and the fixed income component will be determined principally by the prevailing level of interest rates. If at the inception of the Guarantee Period interest rates are low (as they have been recently), more assets will be allocated to the fixed income component. This could result in the RMMPP Fund's assets being largely invested in fixed income securities at the inception of the Guarantee Period and for the remainder of the Guarantee Period.

The asset allocation process will also be affected by the fixed income money manager's ability to manage the fixed income component. If the fixed income component provides a return better than that assumed, fewer assets would have to be allocated to the fixed income component. On the other hand, if the performance of the fixed income component is lower than expected, more assets would have to be allocated to the fixed income component.

Allocation of additional assets to the fixed income component could also occur if the equity markets or interest rates decline. If all of the fund's assets are reallocated to the fixed income portion, the reallocation may be irreversible. In this circumstance, the

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

fund would not participate in any subsequent recovery in the equity markets. Use of the fixed income component reduces the fund's ability to participate in upward equity market movements and may affect the ability of the RMMPP Fund to achieve the capital growth aspect of its investment objective.

To effect short-term changes in the fund's allocation of assets between the equity component and the fixed income component, the fund's advisor may enter into index futures contracts and US Treasury futures contracts, purchase securities issued by exchange traded funds and effect short sales in securities issued by exchange-traded funds. In order to execute such short-term changes in the fund's allocation of assets between the equity component and the fixed income component, the fund will maintain a cash account of up to 10% of the fund's assets. The cash in the cash account that is part of the equity component not used to effect such short-term changes may be exposed to the performance of appropriate equity markets, usually by use of stock index futures contracts but the fund may also use exchange traded and over-the-counter options and equity index swaps. Frequently, using these types of derivatives to effect a change in the fund's asset allocation instead of a reallocation of the fund's physical securities will result in lower transaction costs being incurred.

Depending on the extent of a required asset reallocation, the fund's investment advisor may choose to effect a change in the fund's equity exposure through a reallocation of the fund's physical securities. This type of physical asset reallocation may result in the fund having a portfolio turnover rate in excess of 200%. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year. Generally, a high portfolio turnover rate increases the fund's expenses. Such portfolio transaction expenses will not reduce your Guaranteed Amount.

The terms of a Financial Guarantee Agreement executed in connection with the financial guarantee insurance policy (the "Insurance Policy") obtained by the RMMPP Fund limit the manner in which the RMMPP Fund may be managed during the Guarantee Period and thus limit the ability to respond to changing market conditions. If the RMMPP Fund fails to comply with certain maximum equity limits or other restrictions, or upon certain other events, Ambac Assurance Corporation, the issuer of the financial guarantee insurance policy, may elect to cause the fund to allocate all of its assets to the fixed income component.

The Guarantee. The RMMPP Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. The Offering Period, during which shares of the RMMPP Fund will be offered, is expected to run from January 21, 2003 through February 27, 2003 or any later date (no later than March 27, 2003) determined by FRIMCo. The first business day following the end of the Offering Period will be a transition date (the "Transition Date"). For purposes of this section, a business day is any day other than a day on which banks located in the City of New York, New York are authorized by law to close or on which the New York Stock Exchange is closed for business. The Guarantee Period will run from the second business day after the end of the Offering Period (March 3, 2003 or such later date determined by the manager), through five years from that date, and if that day is not a business day, the first business day thereafter (the "Guarantee Maturity Date"). The Post Guarantee Period will run from the end of the Guarantee Period.

The RMMPP Fund provides a guarantee (the "Guarantee") that on the Guarantee Maturity Date, each shareholder who automatically reinvests all dividends and distributions made by the RMMPP Fund and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares for an amount no less than the value of that shareholder's account as of the close of business on the Transition Date, reduced to reflect certain expenses (the "Guaranteed Amount"). The Guarantee is payable solely out of the assets of the RMMPP Fund. If the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date, the RMMPP Fund will be unable to meets its obligations under the Guarantee. The following examples assume that if the RMMPP Fund is unable to meet its obligations under the Guarantee, Ambac will perform its obligations under the Insurance Policy and will make any payment required thereunder.

Example: How to Calculate Your Guaranteed Amount. Assume you invested $20,000 in Class A shares when the NAV was $11.40 per share. After deducting your sales load of 5.00%, $19,000 will be invested in Class A shares and you will have 1,666.667 shares in your account.

Assume further that the end of Offering Period is February 27, 2003 and on the Transition Date, February 28, 2003, the NAV for Class A shares remains stable at $11.40 per share and additional income of $50 (representing dividends accrued during the Offering Period) has been earned on your account, resulting in a distribution of 4.386 additional shares. Your Guaranteed Amount is based on the account value determined as of the close of business on February 28, 2003. To calculate your Guaranteed Amount, multiply the shares you own by the NAV per share for your class of shares on February 28, 2003.

Using our example:

   Shares you initially purchased                                           1,666.667
   Plus additional shares distributed                                           4.386

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

   Total shares                                                             1,671.053
   Multiplied by NAV per share of Class A shares on February 28, 2003   X      $11.40
                                                                            ---------
   Your Guaranteed Amount as February 28, 2003                                $19,050
                                                                            ----------

As long as you reinvest all your dividends and distributions and make no withdrawals prior to the Guarantee Maturity Date, your Guaranteed Amount will not change during the Guarantee Period, except that it will be reduced if the RMMPP Fund incurs certain expenses. For example, certain expenses that are not covered by the Expense Limitation Agreement with the investment advisor, such as extraordinary expenses, are treated the same way as cash dividends and thus reduce your Guaranteed Amount.

Redemptions of shares during the Guarantee Period will decrease the Guaranteed Amount to which a shareholder is entitled. If a shareholder redeems shares in the RMMPP Fund, he or she will then hold fewer shares at the then-current Guarantee per Share, thereby reducing the Guaranteed Amount for the shareholder. The Guarantee per Share will equal the NAV per share on the Transition Date, and thereafter will be adjusted downward to reflect any dividends and distributions made by the RMMPP Fund. This adjustment also will reflect certain expenses paid by the RMMPP Fund, as described above. The formula for determining the Guarantee Per Share, with respect to any class of shares, may be expressed as follows:

     Guarantee per Share =      X
                           -------------
                            (1 + D/NAV)

     Where: X = the Guarantee per Share for such class of shares on the business day immediately preceding the business day on which the Guarantee per Share is calculated

                 D = the amount of any distribution per share (or allocation of expenses per share) for such class of shares effective since the business day immediately preceding the business day that the Guarantee per Share is calculated

                 NAV = the NAV for such class of shares at the close of business on the day the distribution per share (or allocation of expenses per share) was effective

Redemptions made from the fund prior to the Guarantee Maturity Date will be made at the then-current NAV, which may be higher or lower than the NAV at the inception of the Guarantee Period. For certain shareholders, redemptions made prior to the Guarantee Maturity Date may also be subject to a deferred sales charge (which is not covered by the Guarantee).

The Guarantee per Share will decline as dividends and distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in the RMMPP Fund, he or she will hold a greater number of shares at a reduced Guarantee per Share following payment of a dividend or distribution. The result would be to preserve the Guaranteed Amount he or she was entitled to before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the same number of shares at the reduced Guarantee per Share following payment of a dividend or distribution. This will reduce the Guaranteed Amount that the shareholder was entitled to before the dividend or distribution was made.

If you take a dividend or distribution in cash, or redeem shares, prior to the Guarantee Maturity Date, the reduction in your Guaranteed Amount may be more or less than the cash you receive.

Example: How to Recalculate Your Guarantee Per Share if NAV Per Share Has Increased. Assume you reinvest your dividends and distributions. The number of shares you own in the RMMPP Fund will increase at each declaration date. Although the number of shares in your account increases, your Guaranteed Amount does not change as a result of the dividend or distribution.

Using our example, assume it is now December 31, 2003 and the RMMPP Fund declares a dividend of $0.21 per share. Also, assume (just for this example) that the Class A NAV is $12.05 per share at the end of the day December 31, 2003.

     To recalculate your Guarantee per Share:

     1. Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 1,671.053 shares by $0.21 per share to arrive at $350.92.

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

     2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV per share on the day the dividend was declared. In our case, $350.92 divided by $12.05 works out to 29.122 additional shares.

     3. Adjust your account for your additional shares. Add 1,671.053 and 29.122 to arrive at your new share balance of 1,700.175.

     4. Determine your new Guarantee per Share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $19,050 by 1,700.175 shares to arrive at the new Guarantee per Share of $11.20. (Note: you could also obtain this result by applying the formula stated above.)

     5. Your Guaranteed Amount still equals $19,050.

If, however, you take your dividend in cash, you will receive $350.92, and your number of shares will remain 1,671.053. Your new Guaranteed Amount will equal the new Guarantee per Share of $11.20 multiplied by 1,671.053, or $18,715.79. Your Guaranteed Amount will have gone down by $334.21.

This calculation is repeated every time the RMMPP Fund declares a dividend. Although shareholders can perform this calculation themselves, the fund will recalculate the Guarantee per Share for each class of shares whenever the fund declares a dividend. The fund's calculations may differ from a shareholder's (for example, because of rounding or the number of decimal places used). The fund's calculations will control. Upon request, Shareholders will be provided with information regarding the new Guarantee per Share.

Example: How to Recalculate Your Guarantee Per Share if NAV Per Share Has Decreased. This time, assume it is December 31, 2003, the fund declares a dividend of $0.21 per share, and the Class A NAV is $10.00 per share at the end of the day on December 31, 2003.

     To recalculate your Guarantee per Share:

     1. Determine the value of your dividend. The value of your dividend is still $350.92 (we multiply 1,671.053 shares by $0.21).

     2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV per share on the day the dividend was declared. In our case, $350.92 divided by $10.00 works out to 35.092 additional shares.

     3. Adjust your account for your additional shares. Add 1,671.053 and 35.092 to arrive at your new share balance of 1,706.145.

     4. Determine your new Guarantee per Share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $19,050 by 1,706.145 shares to arrive at the new Guarantee per Share of $11.17. (Note: you could also obtain this result by applying the formula stated above.)

     5. Your Guaranteed Amount still equals $19,050.

If, however, you take your dividend in cash, you will receive $350.92, and your number of shares will remain 1,671.053. Your new Guaranteed Amount will equal the new Guarantee per Share of $11.17 multiplied by 1,671.053 or $18,665.66. Your Guaranteed Amount will have gone down by $384.34.

The RMMPP Fund's Guarantee is backed by an unconditional, irrevocable financial guarantee insurance policy issued by Ambac Assurance Corporation ("Ambac"). Pursuant to a Financial Guarantee Agreement with the RMMPP Fund, Ambac has imposed certain limitations on the manner in which the RMMPP Fund may be managed during the Guarantee Period. The RMMPP Fund also has agreed to be bound by various covenants. If the RMMPP Fund does not comply with these covenants, or if the RMMPP Fund is not managed in accordance with the limitations in the Agreement, the fund's assets could be invested entirely in zero coupon US Treasury securities and cash for the remainder of the Guarantee Period. Although the fund intends to comply with these covenants, there can be no assurance that it will be able to do so. The fund's assets also could be invested entirely in zero coupon US Treasury securities and cash upon certain other non-market events, including if the credit rating of FRIMCo's ultimate parent is downgraded to or below a certain level by Moody's or S&P, respectively.

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

Ambac has entered into an arrangement with an affiliate of the Calculation Agent to hedge its exposure under the insurance policy. Pursuant to this hedging arrangement, the hedge counterparty would make a payment to Ambac based on the diminution in the net asset value of the fund over the Guarantee Period. The RMMPP Fund will not be a party to, or a third-party beneficiary of this hedging arrangement, and does not have a security interest therein.

Ambac is the principal operating subsidiary of Ambac Financial Group, Inc. ("AFG"). AFG files periodic reports, which include Ambac's financial statements, under the Securities Exchange Act of 1934 (the "1934 Act"). Ambac's financial statements and information related thereto contained in AFG's Annual Report on Form 10-K for the fiscal year ended December 31, 2001 and in subsequent periodic reports filed by AFG under the 1934 Act are incorporated by reference in the registration statement of which this statement of additional information is a part.

                                      TAXES

Tax Information for All Funds

The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in additional separate sections that are provided below for Tax-Exempt Bond Fund, Money Market Fund, U.S. Government Money Market Fund, Tax Free Money Market Fund and Russell Multi-Manager Principal Protected Fund.

Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gain. A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Distributions of Five-Year Gain. If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from a Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five-year gains qualifying for this reduced tax rate.

If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year 2006), capital gain distributions are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

Effect of Foreign Investments on Distributions. Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different FRIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

Redemptions and Five-Year Gain. If you are in the 10 or 15% individual income tax bracket, gains from the sale of your Fund shares are generally subject to a maximum rate of tax of 10%. However, if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% bracket when these brackets are fully phased-in in the year 2006), you are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any gains from the sale of Fund shares purchased after January 1, 2001 and held for more than five years (or for which you made an election to mark to market as of January 2, 2001 and hold until 2006) will be subject to a maximum rate of tax of 18%.

U.S. Government Securities. The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association
(FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a

Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

Investment in Complex Securities. A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

Additional Tax Information With Respect to the Russell Multi-Manager Principal Protected Fund

Payment Under the Financial Guarantee. If Ambac makes a payment to the RMMPP Fund pursuant to the Insurance Policy, the payment will likely be considered to reduce the fund's losses on securities transactions or in the absence of losses be treated as additional income from securities. A portion or all of such a payment may be treated as ordinary income of the fund, in which case (i) that amount will not be offset by any capital losses in computing the amount that the fund must distribute to shareholders, and (ii) any distribution resulting from that amount will be taxable as ordinary income, rather than capital gain, in the hands of shareholders. However, if the Internal Revenue Service took the position that a payment in connection with the Insurance Policy were not income from investments in securities, or that the Ambac financial guarantee insurance policy were a nonqualifying asset for "regulated investment company" purposes, the fund could fail to qualify as a "regulated investment company," with the adverse tax consequences discussed above.

Additional Tax Information With Respect to the Tax-Exempt Bond Fund

The tax information described in "Tax Information for All Funds" above applies to the Tax-Exempt Bond Fund, except as noted in this section.

Exempt-Interest Dividends. By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from Taxable Income. The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

Redemption at a Loss Within Six Months of Purchase. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Dividends-Received Deduction for Corporations. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

Treatment of Interest on Debt Incurred to Hold Fund Shares. Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

Loss of Status of Securities as Tax-Exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

Additional Tax Information With Respect to the Money Market Fund, the U.S. Government Money Market Fund and the Tax Free Money Market Fund

The tax information described in "Tax Information for All Funds" above applies to the Money Market Fund, U.S. Government Money Market Fund and Tax Free money Market Fund except as noted in this section.

Distributions of Net Investment Income. Each Fund typically pays dividends from its daily net income each day that its net asset value is calculated. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Exempt-Interest Dividends (Only Applies to Tax Free Money Market Fund). By meeting certain requirements of the Code, the Tax Free Money Market Fund (but not the U.S. Government Money Market Fund nor the Money Market Fund) has qualified and continues to qualify to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or
Guam), they also may be exempt from that state's personal income taxes. Most states generally do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from Taxable Income (Only Applies to Tax Free Money Market Fund). The Tax Free Money Fund may earn taxable income from many sources, including on any temporary investments, the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, or ordinary income derived from the sale of market discount bonds. Any distributions by the Tax Free Money Market Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gain. A Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because each Fund is a money fund, it does not expect to realize any long-term capital gain.

Maintaining a $1 Share Price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

Effect of Foreign Investments on Distributions (Only Applies to Money Market
Fund). Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Money Market Fund. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce the Money Market Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you.

The Money Market Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce ordinary income distributions to you.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year (including, for the Tax Free Money Market Fund, the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax). If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable income (or tax-exempt or tax preference income for shareholders of the Tax Free Money Market Fund), a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because each Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different FRIC Fund is the same as a sale.

Dividends-Received Deduction for Corporations. Because the Funds' income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax (Only Applies to Tax Free Money Market Fund). Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

     At October 31, 2002, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

-----------------------------------------------------------------------------------------------------------------------------------
Fund                10/31/03    10/31/04   10/31/05    10/31/06     10/31/07     10/31/08     10/31/09     10/31/10        TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
Equity I           $       --  $       --  $     --  $        --  $        --  $        --  $128,871,325  $64,518,851  $193,390,176
-----------------------------------------------------------------------------------------------------------------------------------
Equity II                  --          --        --           --           --           --    21,696,078   34,858,191    56,554,269
-----------------------------------------------------------------------------------------------------------------------------------
Equity III                 --          --        --           --           --    9,236,773            --           --     9,236,773
-----------------------------------------------------------------------------------------------------------------------------------
Equity Q                   --          --        --           --           --           --   106,032,081  165,053,472   271,085,553
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large
   Cap                     --          --        --      655,350      716,803   15,494,001    40,037,533   59,069,223   115,972,910
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Mid
   & Small Cap             --          --        --           --           --    6,468,428    17,757,128   14,180,832    38,406,388
-----------------------------------------------------------------------------------------------------------------------------------
International              --          --        --           --           --           --   161,745,343  136,240,464   297,955,807
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets    2,887,175     348,806        --   56,335,865   30,325,300    6,163,374    62,678,057   23,661,306   182,399,883
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond     2,834,049   1,947,924   574,853       51,911    3,481,990    2,691,693            --           --    11,582,420
-----------------------------------------------------------------------------------------------------------------------------------
Fixed Income III           --          --        --           --           --    3,186,391            --           --     3,186,391
-----------------------------------------------------------------------------------------------------------------------------------
Money Market           15,247         814        --        3,246       12,599      106,731        35,378           --       174,015
-----------------------------------------------------------------------------------------------------------------------------------
Diversified
   Equity                  --          --        --           --           --           --   172,665,373  144,000,795   316,666,168
-----------------------------------------------------------------------------------------------------------------------------------
Special Growth             --          --        --           --           --           --    13,896,410   18,929,218    32,825,628
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income              --          --        --           --           --   11,599,781       451,724    2,518,343    14,569,848
-----------------------------------------------------------------------------------------------------------------------------------
Quantitative
   Equity                  --          --        --           --           --           --   111,873,333  121,223,058   233,096,391
-----------------------------------------------------------------------------------------------------------------------------------
International
   Securities              --          --        --           --           --           --   130,311,494  113,712,063   297,985,807
-----------------------------------------------------------------------------------------------------------------------------------
Multistrategy
   Bond                    --          --        --           --           --    2,274,068            --           --     2,274,068
-----------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Bond            --          --        --           --      235,788    1,845,627            --           --     2,081,415
-----------------------------------------------------------------------------------------------------------------------------------
Tax Free Money
   Market                  --          --        --           --           --       68,310        59,628           19       127,957
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't. Money
   Market               4,913       3,331     1,570          762        1,782        8,484        15,034        2,688        38,564
-----------------------------------------------------------------------------------------------------------------------------------
Select Value               --          --        --           --           --           --     4,530,474   10,676,285    15,206,759
-----------------------------------------------------------------------------------------------------------------------------------
Select Growth              --          --        --           --           --           --    15,155,988   15,387,117    30,543,105
-----------------------------------------------------------------------------------------------------------------------------------

                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. On a combined basis as of June 30, 2002, AXA Financial, Inc. has a 53% economic interest in Alliance Capital's business. The remaining economic interest is held by unaffiliated unit holders (32%) and employees (15%).

     Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays Global Investors, N.A.

     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

     Marsico Capital Management, LLC is a wholly-owned indirect subsidiary of Bank of America Corporation, a publicly traded corporation.

     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

     Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control of which Montag & Caldwell, Inc. is a direct or indirect wholly-owned subsidiary include ABN AMRO Bank N.V., ABN AMRO North America Holding Company and ABN AMRO Asset Management Holdings, Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

     Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

     Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDCIAM"). CDCIAM is part of the Caisse des Depots et Consignations Group, Paris, France.

                            QUANTITATIVE EQUITY FUND

     Barclays Global Fund Advisors. See: Diversified Equity Fund.

     Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

     J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

     Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

     J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

                               SPECIAL GROWTH FUND

     CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

     David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

     Delphi Management, Inc. is 100% owned by Scott Black.

     Goldman Sachs Asset Management is a unit of the Investment Management Division of Goldman, Sachs & Co. which is ultimately owned by Goldman Sachs Group, Inc., a publicly traded company.

     Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

     Sirach Capital Management, Inc. is a wholly-owned subsidiary of Old Mutual PLC, a London-listed international financial services group.

     Suffolk Capital Management, LLC See: Diversified Equity Fund.

     TimesSquare Capital Management, Inc. is a wholly-owned, autonomous subsidiary of CIGNA Corporation, a publicly traded corporation.

                        TAX-MANAGED MID & SMALL CAP FUND

     Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E. Terker, each owning 50% of the firm.

                               SELECT GROWTH FUND

     CapitalWorks Investment Partners, LLC See: Special Growth Fund.

     Fuller & Thaler Asset Management, Inc. is controlled by Russell J. Fuller.

     Strong Capital Management, Inc. See: Diversified Equity Fund.

     TCW Investment Management Company is a wholly-owned subsidiary of The TCW Group, Inc. The TCW Group, Inc. is majority owned by Societe Generale Asset Management, S.A., a wholly-owned subsidiary of Societe Generale, S.A., a publicly traded organization.

     Turner Investment Partners, Inc. See: Diversified Equity Fund.

                                SELECT VALUE FUND

     Iridian Asset Management LLC ("Iridian") is majority owned by BIAM (US) Inc., an indirect subsidiary of The Governor and Company of the Bank of Ireland, a publicly traded company. The remaining 39% is owned by LC Capital Management, LLC, ("LC Capital") a Delaware limited liability company primarily controlled by CL Investors, Inc., a Delaware corporation. David L. Cohen and Harold J. Levy each owns 50% of the voting securities of CL Investors.

     MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

     Systematic Financial Management, L.P. is owned 55% by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 45% is employee owned.

                               EQUITY INCOME FUND

     Barclays Global Fund Advisors. See: Diversified Equity Fund.

     Brandywine Asset Management, LLC is wholly-owned by Legg Mason, Inc., a publicly traded company.

     DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.

     Iridian Asset Management LLC. See: Select Value Fund.

                           REAL ESTATE SECURITIES FUND

     AEW Management and Advisors, L.P. is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA"). CDCAM NA is a wholly-owned subsidiary of CDC IXIS Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by Eulia and indirectly owned, through Eulia by Caisse Nationale des Caisses D'Epargne and CNP Assurances, in a joint venture with Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

     INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc. ("INVESCO") is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

     RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

                          INTERNATIONAL SECURITIES FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

     AQR Capital Management, LLC is wholly-owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA and Robert Krail.

     Axiom International Investors LLC ("Axiom") is 100% employee owned. Axiom's controlling shareholder is Andrew Jacobson.

     Capital International, Inc. is a wholly-owned subsidiary of Capital Group International, Inc., which in turn, is owned by The Capital Group Companies, Inc. Capital Group Companies, Inc. is 100% owned by a broad group of approximately 300 key investment and administrative active associates and recent retirees.

     Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware International Advisers Limited is a direct or indirect wholly-owned subsidiary include:
Delaware International Holdings Ltd., DIAL Holding Company, Inc., DMH Corp., Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

     Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

     Marvin & Palmer Associates, Inc. is controlled and majority owned by David
F. Marvin and Stanley Palmer.

     Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theodore J. Tyson.

     Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

     The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

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                              EMERGING MARKETS FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

     Foreign & Colonial Emerging Markets Limited is a London based specialist fund manager within the F&C Group. The F&C Group is the wholly-owned investment management division of Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.

     Genesis Asset Managers Limited is a limited liability company organized under the laws of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 43% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 14%.

     Schroder Investment Management North America Limited is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.

     T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
T. Rowe Price Associates.

                              DIVERSIFIED BOND FUND

     Lincoln Capital Fixed Income Management Company, LLC is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company.

     Pacific Investment Management Company LLC ("PIMCO") is approximately 70% owned by Allianz Dresdner Asset Management L.P. (ADAM) and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company. ADAM is majority owned by Allianz AG, a publicly traded company.

     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                             MULTISTRATEGY BOND FUND

     Delaware Management Company, a series of Delaware Management Business Trust, is an indirect wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect wholly-owned subsidiary include: Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

     Morgan Stanley Investments, LP ("MSI") is a Pennsylvania limited partnership. MSI is wholly-owned by indirect subsidiaries of Morgan Stanley, and is a division of Morgan Stanley Investment Management.

     Pacific Investment Management Company LLC. See: Diversified Bond Fund.

     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              SHORT TERM BOND FUND

     BlackRock Financial Management, Inc. is an independent subsidiary of The PNC Financial Services Group, Inc. ("PNC"). PNC indirectly owns approximately 70% of BlackRock's common stock. The remaining shares are held by BlackRock employees and the public.

     Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian and his family.

     Pacific Investment Management Company, LLC. See: Diversified Bond Fund.

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     STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by
William H. Williams.

                              TAX EXEMPT BOND FUND

     MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

     Standish Mellon Asset Management Company LLC is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded organization.

                                  EQUITY I FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

     Barclays Global Fund Advisors. See: Diversified Equity Fund.

     Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

     Marsico Capital Management Company, LLC. See: Diversified Equity Fund

     MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

     Montag & Caldwell, Inc. See: Diversified Equity Fund.

     Strong Capital Management, Inc. See: Diversified Equity Fund.

     Suffolk Capital Management, LLC. See: Diversified Equity Fund.

     Turner Investment Partners Inc. See: Diversified Equity Fund.

     Westpeak Global Advisors, L.P. See: Diversified Equity Fund.

                                  EQUITY Q FUND

     Barclays Global Fund Advisors. See: Diversified Equity Fund.

     Franklin Portfolio Associates LLC. See: Quantitative Equity Fund.

     J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

     Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

                                 EQUITY II FUND

     CapitalWorks Investment Partners, LLC. See: Special Growth Fund.

     David J. Greene and Company, LLC. See: Special Growth Fund.

     Delphi Management, Inc. See: Special Growth Fund.

     Goldman Sachs Asset Management. See: Special Growth Fund.

     Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

     Sirach Capital Management, Inc. See: Special Growth Fund.

     Suffolk Capital Management, LLC. See: Diversified Equity Fund.

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     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                                 EQUITY III FUND

     Barclays Global Fund Advisors. See: Diversified Equity Fund.

     Brandywine Asset Management, LLC. See: Equity Income Fund.

     DePrince, Race & Zollo, Inc. See: Equity Income Fund.

     Iridian Asset Management LLC. See: Select Value Fund.

                               INTERNATIONAL FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

     AQR Capital Management LLC. See: International Securities Fund.

     Axiom International Investors LLC See: International Securities Fund.

     Capital International, Inc. See: International Securities Fund.

     Delaware International Advisers Limited. See: International Securities
Fund.

     Fidelity Management & Research Company. See: International Securities Fund.

     Marvin & Palmer Associates, Inc. See: International Securities Fund.

     Mastholm Asset Management, LLC. See: International Securities Fund.

     Oechsle International Advisors, LLC. See: International Securities Fund.

     The Boston Company Asset Management, LLC. See: International Securities
Fund.

                               FIXED INCOME I FUND

     Lincoln Capital Management Company. See: Diversified Bond Fund.

     Pacific Investment Management Company LLC. See: Diversified Bond Fund.

     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                              FIXED INCOME III FUND

     Delaware Management Company, a series of Delaware Management Business Trust. See: Multistrategy Bond Fund.

     Morgan Stanley Investments, LP. See: Multistrategy Bond Fund.

     Pacific Investment Management Company LLC. See: Diversified Bond Fund.

     TimesSquare Capital Management, Inc. See: Special Growth Fund.

                                MONEY MARKET FUND

     Frank Russell Investment Management Company is wholly-owned by Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company.

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                         US GOVERNMENT MONEY MARKET FUND

     Frank Russell Investment Management Company. See: Money Market Fund.

                           TAX FREE MONEY MARKET FUND

     Weiss, Peck & Greer, LLC is a wholly-owned subsidiary of Robeco Groep N.V.

                 RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

     Alliance Capital Management L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. On a combined basis as of June 30, 2002, AXA Financial, Inc. has a 53% economic interest in Alliance Capital's business. The remaining economic interest is held by unaffiliated unit holders (32%) and employees (15%).

     Lincoln Capital Management Company. See: Diversified Bond Fund.

     Lord, Abbett & Co. is wholly-owned by its employees with no single employee owning 25% or more of the firm.

     MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

     Strong Capital Management, Inc. See: Diversified Equity Fund.

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                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

     MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

          Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa3 -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

          Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

          Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier I indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD & POOR'S RATINGS GROUP ("S&P"):

          AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

          AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

          A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

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          BBB- -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

          BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

          BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

          B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

          CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

          CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

          C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

          C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

          D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

          Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

     MOODY'S:

          Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

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     Symbols used are as follows:

          MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

          MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P:

          A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

              -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

              -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

          SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

          SP-2--Satisfactory capacity to pay principal and interest.

          S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

               The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating, addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-I+") or if the nominal maturity is short, a rating of "SP- I+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

          Moody's:

          Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year.

          Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

          P-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               Leading market positions in well-established industries.

               High rates of return on funds employed.

               Conservative capitalization structure with moderate reliance on debt and ample asset protection.

               Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          Well-established access to a range of financial markets and assured sources of alternate liquidity.

          P-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.

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          Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          P-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          Issuers rated Not Prime do not fall within any of the Prime rating categories.

          If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.

          S&P:

          A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

          A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

          A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

          B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

          C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

          R - An obligor rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

          SD and D - An obligor rated "SD" (Selective default) or "D" has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A "D" rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An "SD" rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

          N.R. - An issuer designated N.R. is not rated.

          Fitch Investors Service, Inc.:

          F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

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          F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          D - Default. Denotes actual or imminent payment default.

          Notes to Short-Term Ratings:

          "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."

                              FINANCIAL STATEMENTS

The 2002 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.

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                                    GLOSSARY

     Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

     Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

     Board -- The Board of Trustees of FRIC.

     Code -- Internal Revenue Code of 1986, as amended.

     Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

     Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

     Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

     Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar securities convertible into securities of foreign issuers.

     Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

     Distributor -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

     Equity derivative securities -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

     Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

     FNMA -- Federal National Mortgage Association.

     Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

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     Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

     FRC -- Frank Russell Company, consultant to FRIC and to the Funds

     FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

     FRIMCo -- Frank Russell Investment Management Company, FRIC's investment adviser, administrator and transfer and dividend paying agent.

     Funds -- The 25 investment series of FRIC described in this Statement. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

     Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

     GNMA -- Government National Mortgage Association

     Illiquid securities -- The Funds, other than the Money Market Funds, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

     Institutional Funds -- Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, each a Fund of FRIC.

     Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

     Lending portfolio securities -- Each Fund, other than each Money Market Fund, may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

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     Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Emerging Markets, Special Growth, Tax-Managed Large Cap, Equity I, Equity II, Equity III, Equity Q and International Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

     Money Market Funds -- Money Market, US Government Money Market and Tax Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

     Moody's -- Moody's Investors Service, Inc., an NRSRO

     Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

     Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

     NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

     NYSE -- New York Stock Exchange

     Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations. Call and/or put options also may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy.

     PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

     Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

     Repurchase agreements -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

     Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

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     Russell 1000(R) Index - The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

     S&P -- Standard & Poor's Ratings Group, an NRSRO

     S&P 500 -- Standard & Poor's 500 Composite Price Index

     SEC -- US Securities and Exchange Commission

     Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund

     Statement -- FRIC's Statement of Additional Information

     Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

     Uninvested Cash Balances -- The Funds, other than the Money Market Funds, are authorized to invest their uninvested cash balances (i.e., money awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to a Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's uninvested cash balances in one or more of FRIC's money market funds.

     US -- United States

     US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

     Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

     Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

     1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

     1933 Act -- The Securities Act of 1933, as amended.

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